FAMILY OF FUNDS

DEAR FELLOW SHAREHOLDERS:                                    JULY 16, 1997

I AM PLEASED TO REVIEW THE MONETTA FAMILY OF FUNDS SEMI-ANNUAL REPORT WHICH COVERS THE SIX-MONTHS PERIOD ENDING JUNE 30, 1997. THE REPORT CONTAINS COMPLETE FINANCIAL INFORMATION - INCLUDING A COMMENTARY ON EACH FUND AND LIST OF HOLDINGS.

SINCE YEAR-END THE STOCK MARKET CONTINUED TO CLIMB TO NEW HIGHS. THE MOST IMPORTANT DRIVING FACTOR FOR THE EQUITY MARKET WAS INCREASING EVIDENCE THAT THE ECONOMY IS MODERATELY SLOWING AND THAT INFLATION WAS UNDER CONTROL. INTEREST RATES REMAINED IN A NARROW TRADING RANGE AS THE FEDERAL RESERVE DID NOT INCREASE ITS DISCOUNT RATE DURING THE SECOND QUARTER. YEAR-TO-DATE THE AVERAGE EQUITY FUND WAS UP APPROXIMATELY 13%. THE LARGER CAPITALIZATION SECURITIES LED THE ADVANCE AS THE DOW JONES INDUSTRIAL AVERAGE WAS UP APPROXIMATELY 19% WHILE THE NASDAQ INDUSTRIAL INDEX LAGGED, POSTING AN AVERAGE RETURN OF 6.6%.

OVER THE PAST MONTH, SECONDARY AND SMALL CAPITALIZATION STOCKS HAVE CONSIDERABLY OUTPERFORMED LARGE CAPITALIZATION STOCKS, A TREND THAT IS LIKELY TO CONTINUE INTO THE SECOND HALF OF THE YEAR.

WE ARE VERY PLEASE WITH OUR FUNDS' SECOND QUARTER PERFORMANCE AND SIX MONTH RESULTS.

      * SMALL-CAP FUND PRODUCED AN EXCEPTIONAL TOTAL RETURN LAST QUARTER UP 24.6% AND SINCE INCEPTION (2/1/97) WAS UP 18.2%, WELL AHEAD OF ITS BENCHMARK RETURN.

      *.    MONETTA FUND, MORE DIVERSIFIED THAN THE SMALL-CAP FUND, PRODUCED A
STRONG TOTAL RETURN FOR THE QUARTER, UP 20.5%, PROPELLING THE YEAR-TO-DATE RETURN TO 11.8%, EXCEEDING ITS BENCHMARK RETURN.

      * MID-CAP FUND DELIVERED A COMPETITIVE TOTAL RETURN OF 13.9% FOR THE QUARTER AND A 13.4% RETURN SINCE YEAR END, ALSO EXCEEDING ITS BENCHMARK RETURN.

      * LARGE-CAP FUND APPRECIATED 12.9% DURING THE QUARTER, INCREASING THE YEAR-TO-DATE RETURN TO 15.3%. SINCE YEAR-END THE FUND WAS BELOW ITS BENCHMARK, BUT IN THE TOP HALF OF ALL GROWTH FUNDS RANKED BY LIPPER ANALYTICAL SERVICES.

      * BALANCED FUND POSTED A COMPETITIVE 9.6% TOTAL FUND RETURN DURING THE QUARTER AND 9.5% SINCE YEAR-END. APPROXIMATELY 65% OF THE FUND IS INVESTED IN EQUITIES WITH THE BALANCE IN BONDS. THE FUND RANKS IN THE UPPER QUARTILE OF BALANCED FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES.

      * INTERMEDIATE BOND FUND POSTED AN ABOVE AVERAGE QUARTERLY RETURN OF 3.4% INCREASING THE YEAR-TO-DATE RETURN TO 3.1%, ALSO AHEAD OF ITS RESPECTIVE BENCHMARK.

      * GOVERNMENT MONEY MARKET FUND CONTINUED TO MAINTAIN ITS HIGH LIPPER ANALYTICAL SERVICES, INC RATING. SINCE YEAR END THE FUND'S TOTAL PORTFOLIO RETURN WAS 2.49%. AT 6/30/97 THE FUND'S 7-DAY YIELD WAS 5.08%

INVESTMENT STRATEGY

THERE APPEARS TO BE AMPLE LIQUIDITY TO SUPPORT THE FINANCIAL MARKETS AS WELL AS ECONOMIC GROWTH. CORPORATE PROFITS AND CASH FLOWS ARE AT RECORD LEVELS AND GOVERNMENT DEMAND FOR DEBT IS DIMINISHING. MARKET VOLATILITY WILL BE USED TO TRIM EXTENDED POSITIONS OR DOLLAR AVERAGE INTO EXISTING HOLDINGS. WE DO NOT INTEND TO RAISE CASH (ON BALANCE) OR DISTURB CORE POSITIONS. WE ARE AVOIDING HIGH-MULTIPLE OVEROWNED SECURITIES IN FAVOR OF COMPANIES SELLING AT A DISCOUNT TO THEIR RESPECTIVE EARNINGS GROWTH RATE.

BEST PERSONAL REGARDS,



ROBERT S. BACARELLA
PRESIDENT AND FOUNDER


Table of Contents

Performance Highlights
      Monetta Fund                              3
      Monetta Small-Cap Equity Fund             4
      Monetta Mid-Cap Equity Fund               5
      Monetta Large-Cap Equity Fund             6
      Monetta Balanced Fund                     7
      Monetta Intermediate Bond Fund            8
      Monetta Government Money Market Fund      9

Schedule of Investments
      Monetta Fund                             10
      Monetta Small-Cap Equity Fund            14
      Monetta Mid-Cap Equity Fund              16
      Monetta Large-Cap Equity Fund            18
      Monetta Balanced Fund                    19
      Monetta Intermediate Bond Fund           22
      Monetta Government Money Market Fund     23

Financial Statements
      Statements of Assets and Liabilities     24
      Statements of Operations                 26
      Statements of Changes in Net Assets      28
      Notes to Financial Statements            30

Footnote:
Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and on redemption may be worth more or less than your original cost.

References to individual securities are the views of the Advisor at the date of this report and may change. References are not a recommendation to buy or sell any security. Fund holdings are subject to change. Since indices are unmanaged, it is not possible to invest in them.

Sources for financial data include Lipper Analytical Services, Inc. and Frank Russell Company.

Monetta Fund                                    Period ended 6/30/97

Investment Objective:                      Capital Appreciation/Income
Market Capitalization Range:               $50 million - $1 billion
Total Net Assets:                          $159 million

PERFORMANCE:

                              Average Annual Total Return
                              1 Year        5 Years      10 Years
Monetta Fund                     8.5%         8.9%        12.0%
Russell 2500                    20.1%        18.6%        12.6%
NASDAQ Composite*               21.7%        20.7%        13.0%
S & P 500*                      34.7%        19.8%        14.6%
*Source Lipper Analytical Services, Inc.


[Performance Graph Appears Here]

Measurement Period     Monetta            Rusell      NASDQ       S & P
(Fiscal Year Covered)  Equity Fund        2500

9/87                    9676.00           10489.70    10462.00    10660.00
12/87                   8759.68           7764.58     7781.64     8258.30
3/88                    9302.78           9009.24     8822.04     8727.37
6/88                    10479.59          9620.61     9293.14     9306.87
9/88                    10723.76          9541.43     9129.58     9338.51
12/88                   10778.45          9529.32     8980.77     9626.14
3/89                    11114.74          10265.74    9577.99     10308.63
6/89                    12002.81          11044.91    10250.36    11216.82
9/89                    12571.74          11851.63    11135.99    12415.90
12/89                   12419.62          11380.88    10709.48    12670.43
3/90                    13085.31          11064.50    10255.40    12289.05
6/90                    14633.31          11499.66    10885.08    13060.80
9/90                    11810.54          8972.15     8111.56     11267.55
12/90                   13831.32          9687.50     8801.86     12276.00
3/91                    16392.89          12154.42    11355.28    14056.02
6/91                    16884.67          12131.57    11205.39    14022.29
9/91                    19169.17          13174.16    12405.49    14771.08
12/91                   21561.48          14211.76    13806.06    16007.41
3/92                    21699.47          14819.74    14216.10    15604.03
6/92                    20315.05          14146.92    13270.73    15900.50
9/92                    20918.40          14533.13    13733.88    16401.37
12/92                   22744.58          16511.82    15939.54    17224.72
3/93                    21236.61          17294.48    16250.36    17975.72
6/93                    21393.77          17656.45    16575.37    18062.00
9/93                    23058.20          18905.11    17961.07    18528.00
12/93                   22857.59          19242.38    18291.56    18957.85
3/94                    22254.15          18815.78    17506.85    18239.35
6/94                    21047.98          18149.89    16623.80    18315.95
9/94                    22529.76          19451.23    17996.93    19209.77
12/94                   21437.06          19039.84    17707.18    19205.93
3/95                    23503.60          20446.88    19243.63    21074.67
6/95                    25127.69          22268.91    21980.08    23083.08
9/95                    28258.61          24409.17    24572.41    24927.42
12/95                   27444.76          25076.27    24774.64    26408.11
3/96                    27867.41          26544.99    25934.09    27826.22
6/96                    28731.30          27650.06    27902.49    29072.84
9/96                    28679.58          28274.12    28890.23    29971.19
12/96                   27888.02          29848.99    30401.19    32467.79
3/97                    25863.35          28849.65    28768.65    33341.17
6/97                    31180.86          33207.96    33958.51    38255.66


The graph above to the right compares the change in value of a $10,000 investment in the Monetta Fund, the S & P 500 Composite Index, and the NASDAQ Composite Index and the Russell 2500 Stock Index. The S & P 500 and the Russell 2500 indices are a broad measure representative of the general market, while the NASDAQ measures performance of stocks in the over-the-counter market. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

TOP 5 EQUITY HOLDING:
                                          % of Net Assets

Newpark Resources, Inc.                              1.7%
ChiRex, Inc.                                         1.5%
Brightpoint, Inc.                                    1.4%
Oregon Metallurical                                  1.3%
CKS Group, Inc.                                      1.3%
Total Top 5 Holdings                                 7.2%

COMMENTARY:

The Monetta Fund posted an outstanding return of 20.6% during the second quarter. We are delighted to report that with this return, the Fund ranked 3rd among 626 growth and income funds (top 1%), with the average fund reporting a 14.3% return, as ranked by Lipper Analytical Services. Lipper is an independent company whose ranking is based upon total return. For the six months ended June 30, the fund appreciated 11.8% versus a 11.3% return for the Russell 2500 Index.

As we stated in our December 31, 1996 newsletter, we are extremely focused on identifying early stage growth companies. We believe that this discipline was a key reason for our strong performance for the six months ended June 1997. We will continue to focus on our strength, which is identifying early stage growth companies. We feel strongly that by focusing on this universe of stocks we can identify more growth companies at reasonable valuation levels, which in turn provide the best opportunity for price appreciation.

Performance was strong across all industry groups in the second quarter, with a large number of holdings posting gains of 30% or greater. Within the consumer sector, restaurant stocks were among the best performers with Landry's Seafood Restaurants and Logan's Roadhouse leading the way. We saw strength across the financial services sector, with most stocks reporting solid gains. We were especially pleased with our performance in the technology sector, where we feel our emphasis on investing in early stage growth companies really paid off during the quarter. A number of our holdings recorded gains of 50% or more, including Aavid Thermal Technologies and REMEC, Inc.

We are more excited than ever as we enter into the second half of 1997, and we are looking to build on the solid foundation that has been established this year. We look forward to reporting our progress to you in the upcoming quarters.

Monetta Small-Cap Equity Fund                  Period ended 6/30/97

Investment Objective:         Capital Appreciation
Market Capitalization Range:  Under $1 billion
Total Net Assets:             $627 thousand

PERFORMANCE:
                               Average Annual Total Return
                              Second          Since Inception
                              Quarter             2/1/97

Monetta Small-Cap Equity Fund   24.7%             18.2%
Russell 2000                    16.2%              8.0%

*Source Lipper Analytical Services, Inc.

The Russell 2000 index is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

TOP 5 EQUITY HOLDINGS:
                                % of Net Assets

Goody's Family Clothing, Inc.         3.5%
Aavid Thermal Tech.                   3.3%
Newpark Resources, Inc.               3.2%
Medicis Pharm. CL-A                   3.2%
Vans, Inc.                            2.9%
Total Top 5 Holdings                 16.1%

COMMENTARY:

The Small-Cap Equity Fund is off to a great start as demonstrated by the spectacular return of 24.6% during the second quarter. As this Fund was just introduced in February 1997, it had not yet been included in the Lipper Index, but we are taking the necessary steps to get it listed by the end of the 3rd quarter. Since inception on February 1, 1997, the Small-Cap Equity Fund has appreciated 18.2%, versus a 8.0% return for the Russell 2000 Index.

We are pleased to be able to offer this exciting new fund to you as yet another option to meet your asset diversification needs. Like the Monetta Fund, the Small-Cap Equity Fund focuses on identifying early stage growth companies. Companies in the Small-Cap Fund will also be held in the Monetta Fund. The primary difference is that the Small-Cap Fund is less diversified than the Monetta Fund and it includes a 12b-1 distribution fee.

The Monetta Small-Cap Fund recorded strong gains across all industry sectors, with a number of individual holdings posting gains of 30% or more. Due to the fact that there are fewer companies in the Small-Cap Fund than the Monetta Fund, strong performers in both funds such as Landry's Seafood Restaurants, Logan's Roadhouse, Aavid Thermal Technologies and REMEC, Inc. had a bigger impact on the performance of the Small-Cap Equity Fund.

A number of market forecasters are predicting improving performance for small-cap stocks which have lagged large-cap stocks over the past year. While it is impossible to predict this with any certainty, it gives further support to the premise that diversification across all market capitalization segments may be more prudent today than ever.

Monetta Mid-Cap Equity Fund                    Period ended 6/30/97

Investment Objective:                  Capital Appreciation
Market Capitalization Range:           $1 billion - $5 billion
Total Net Assets:                      $20.4 million

PERFORMANCE:
                                    Average Annual Total Return
                                                             Since Incept.
                                 1 Year        3 Years            (3/1/93)

Monetta Mid-Cap Equity Fund       27.1%         22.8%           22.7%
S & P 400*                        23.4%         22.4%           16.6%
S & P 500*                        34.7%         28.8%           20.1%

*Source Lipper Analytical Services, Inc.


[Performance Graph Appears Here]

Measurement Period      Mid-Cap           S & P       S & P
(Fiscal Year Covered)   Equity Fund       400 Index   500 Index

3/1/93                  10000.00          10000.00    10000.00
3/93                    11670.00          10220.00    10080.00
6/93                    11880.00          10455.00    10120.00
9/93                    13120.00          10978.00    10383.00
12/93                   13540.00          11274.00    10622.00
3/94                    13475.00          10793.00    10218.00
6/94                    13109.00          10399.00    10258.00
9/94                    13887.00          11103.00    10759.00
12/94                   13835.00          10817.00    10757.00
3/95                    14835.00          11692.00    11804.00
6/95                    16536.00          12723.00    12929.00
9/95                    17603.00          13965.00    13955.00
12/95                   17233.00          14165.00    14785.00
3/96                    18717.00          15037.00    15579.00
6/96                    19106.00          15470.00    16277.00
9/96                    19855.00          15920.00    16779.00
12/96                   21402.00          16885.00    18177.00
3/97                    21314.00          16634.00    18666.00
6/97                    24277.00          19085.00    21922.00

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Mid-Cap Equity Fund to the S & P 500 and 400. The S & P 500 and 400 indices are a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

TOP 5 EQUITY HOLDING:
                                          % of Net Assets

Newpark Resources, Inc.                              3.3%
Smithfield Foods, Inc.                               3.0%
BJ Services Co.                                      2.6%
First USA Payment Tech., Inc.                        2.6%
Fred Meyer, Inc.                                     2.5%
Total Top 5  Holdings                               14.0%

COMMENTARY:

The Monetta Mid-Cap Equity Fund returned a strong 13.9% in the second quarter, enabling a 13.4% gain for the first half of 1997. The six month return places the Fund in the top 22% of all Mid-Cap Funds as ranked by Lipper Analytical Services.

The Fund also exceeded the returns of more than 80% of comparable Mid-Cap Funds with a return of 27.1% for the trailing 12 month period while the average Mid-Cap Funds returned 15.6%, as reported by Lipper Analytical Services.

Mid-cap stocks as a group have been "middle-of-the-road" relative performers in 1997 by topping the average small-cap stock but lagging the typical larger stock. We define mid-cap stocks as those with market capitalization ranging from $1 billion to $5 billion. Mid-cap stocks generally combine some of the benefits of small stocks (rapid growth potential) with some of the benefits of large stocks (stability of growth and liquidity). However, as the market becomes increasingly volatile, investors are gravitating to one extreme or the other. Fear predominated during most of 1996 and early 1997 and investors snapped up large stocks perceived to be safe" and more liquid. When stocks surged in the second quarter of 1997 "greed" took over and small-caps outperformed.

Notably, however, the Monetta Mid-Cap Fund has done well during both environments, underlining our determination to utilize careful analysis and stock selection to produce favorable returns while holding the volatility of our portfolio below that of the market.

Monetta Large-Cap Equity Fund                  Period ended 6/30/97

Investment Objective:                  Capital Appreciation
Market Capitalization Range:           $5 billion +
Total Net Assets:                      $3.8 million

PERFORMANCE:
                                      Average Annual Total Return
                                                        Since Inception
                                         1 Year                (9/1/95)

Monetta Large-Cap Fund                    31.0%              27.6%
    Equity Fund
S & P 500*                                34.7%              30.9%

*Source Lipper Analytical Services, Inc.


[Performance Graph Appears Here]

Measurement Period      Large-Cap         S & P
(Fiscal Year Covered)   Equity Fund       500 Index

9/95                    10000.00          10482.00
12/95                   10574.00          11105.00
3/96                    11344.00          11701.00
6/96                    11923.00          12225.00
9/96                    12864.00          12603.00
12/96                   13555.00          13653.00
3/97                    13842.00          14020.00
6/97                    15621.00          16465.00

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Large-Cap Equity Fund to the S & P 500. The S & P 500 Composite index is a broad measure representative of the general market. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

TOP 5 EQUITY HOLDING:
                                       % of Net Assets

Household Int'l                                   3.1%
Boeing Co.                                        3.0%
Nokia Corp-Sponsored ADR A                        2.9%
American Stores                                   2.8%
Eaton Corp                                        2.7%
Total Top 5 Holdings                             14.5%

COMMENTARY:

The Monetta Large-Cap Fund enjoyed the fruits of the market's second quarter surge by posting a return of 12.9% for the period. The Fund's 15.2% return at the midpoint of 1997 places it in the top half of all growth funds ranked by Lipper Analytical Services. This continues the consistently strong performance of the Fund which is up 31.0% over the past 12 months, besting more than three-fourths of the 758 growth funds for which Lipper Analytical Services reports one-year performance.

The Monetta Large-Cap Fund continues to invest primarily in companies which display the following characteristics: market capitalization of $5 billion or greater; strong revenue growth; rising margins; improving rates of earnings growth; and attractive entry points. A strong domestic economy and international expansion opportunities fuel the revenue growth of many of our large-cap stocks, while cost cutting and productivity gains aid margins. With the significant recent outperformance of the large-cap stocks, however, it is becoming increasingly difficult to uncover such companies that do not also trade at substantially higher valuations than are warranted by their growth rates.

As always, we are mindful of our dual goals of preservation of our investor's capital as well as production of strong returns. Careful analysis allows us to know what a company is worth. This in turn allows us to invest at levels which allow room for an appropriate return on our investment. Rather than getting caught up in the market's euphoria and "throwing money" at any stock that goes up, we carefully target a portfolio of stocks designed to produce above-average returns and control risk.

We thoroughly enjoy the recent strength of the market, but our success depends upon understanding our companies and what they are worth, not the continued upward march of stock prices.

Monetta Balanced Fund                          Period ended 6/30/97

Investment Objective:                 Capital Appreciation/Income
Market Capitalization Range:          $50 billion +
Average Maturity:                     8.1 years
Total Net Assets:                     $8.7 million

PERFORMANCE:

                                Average Annual Total Return
                                                      Since Inception
                                         1 Year              (9/1/95)

Monetta Balanced Fund                     22.9%          23.1%

Benchmark*                                25.3%          22.3%

[Performance Graph Appears Here]

Measurement Period      Balanced Fund     Benchmark
(Fiscal Year Covered)

9/95                    10000.00          10313.00
12/95                   10616.00          10919.00
3/96                    11131.00          11220.00
6/96                    11913.00          11577.00
9/96                    12547.00          11887.00
12/96                   13369.00          12682.00
3/97                    13358.00          12888.00
6/97                    14642.00          14615.00

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Balanced Fund to the Benchmark.
*The Benchmark is a composite blend of two indices, 65% S & P 500 (stock index) and 35% Lehman Govt/Corp Bond (bond index). It is a hypothetical benchmark. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

TOP 5 EQUITY HOLDING:
                              % of Net Assets

Boeing Co.                               1.7%
Sante Fe Int'l Corp                      1.6%
Newpark Resources, Inc.                  1.6%
Household Int'l                          1.5%
Eaton Corp                               1.3%
Total Top 5 Holdings                     7.7%

COMMENTARY:

The Monetta Balanced Fund produced a 9.6% return for the second quarter, allowing it to gain 9.5% during the first half of 1997. For the 12 months ended June 30, 1997 the Balanced Fund is up 22.9% placing it in the top 18% of all balanced funds ranked for that period by Lipper Analytical Services. This builds upon a #1 ranking by Lipper Analytical Services in 1996.

Our asset allocation continues to be tilted toward stocks, which comprised 63% of the portfolio at mid-year. Each stock held in the Balance Fund is also held in at least one of our other equity portfolios. This ensures that the same factors leading to the success of our pure equity portfolios are also present in the equity portion of the Balanced Fund. In short, we do rigorous fundamental analysis, focus on companies with rapid or improving growth rates, and insist on good entry points.

High grade corporate and treasury securities comprised 33% of assets, while cash was 4% of assets. The fixed income securities provide income and stability to counter balance the (generally) more volatile but higher returning equity portion of the portfolio.

The Balanced Fund is the most diversified of our portfolios since it combines stocks of all sizes with fixed income securities. It is ideal for the conservative investor since it allows participation in the return of a rising equity market while cushioning against inevitable market volatility.

Monetta Intermediate Bond Fund                 Period ended 6/30/97

Investment Objective:            Capital Appreciation/Income
30-Day SEC Yield:                6.19%
Average Maturity:                4.4 Years
Total Net Assets:                $3.1 million

PERFORMANCE:
                                 Average Annual Total Return
                                                        Since Incept.
                                1 Year      3 Years          (3/1/93)

Monetta Intermediate
      Bond Fund                   8.5%        8.8%        7.2%
Lehman Govt/Corp
      Intermediate
      Bond Index*                 7.2%        7.5%        5.7%

*Source Lipper Analytical Services, Inc.


[Performance Graph Appears Here]

Mearsurement Period     Bond Fund         Lehman
(Fiscal Year Covered)

3/1/93                  10000.00          10007.00
3/93                    10000.00          10028.00
6/93                    10399.00          10255.00
9/93                    10732.00          10486.00
12/93                   10817.00          10504.00
3/94                    10585.00          10291.00
6/94                    10494.00          10229.00
9/94                    10613.00          10313.00
12/94                   10705.00          10302.00
3/95                    11270.00          10754.00
6/95                    11866.00          11292.00
9/95                    12046.00          11479.00
12/95                   12282.00          11883.00
3/96                    12245.00          11784.00
6/96                    12428.00          11859.00
9/96                    12702.00          12068.00
12/96                   13074.00          12364.00
3/97                    13041.00          12350.00
6/97                    13485.00          12715.00


The graph above to the right compares the change in value of a $10,000 investment in the Monetta Trust Intermediate Bond Fund to the Lehman Government/Corporate Intermediate Bond Index. The Lehman Government/Corporate Intermediate Bond Index measures that specific segment of the bond market. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

MATURITY PROFILE:

1 Year or Less              14.3%
1 - 3 Years                 19.0%
4 - 6 Years                 36.7%
7 - 10 Years                29.5%
Over 10 Years                0.5%
                           100.0%

COMMENTARY:

The Fund continued to build an impressive record by posting excellent six month results. Since year end, the Fund's return of 3.14% ranked it 31 among comparable funds in its category as measured by Lipper Analytical Services, which averaged a return of 2.74%.

The Fund's 30-day SEC yield at 6/30/97 was 6.19%. During this period the Fund paid out income dividends to average an income return of 5.9% on an annualized basis.

The Fund outperformed its primary benchmark, the Lehman Government Corporate Intermediate Index by 31 basis points since year-end and 45 points for the latest quarter despite a roller-coaster interest rate environment.

A string of relatively strong economic data moved the Federal Reserve to raise the discount rate by 25 basis points on March 25. Interest rate levels spike in all areas of the bond market, as yield levels widened as much as 40-50 basis points from 12/31/96. The rate hike was a double-edge sword for investors.
The good news was that the Federal Reserve acted pre-emptively against inflation. The bad news was that, based on 25 years of history, the Federal Reserve would tighten again. The Fund viewed this rate rise as an opportunity and re-positioned itself toward an overweighting in the higher yielding sectors of the corporate bond market and moderately extending the average maturity versus its primary benchmark. The waning strength of the economic growth indicators fueled an interest rate decline which gave the Fund significant capital appreciation without sacrificing income.

Going forward, it is believed that weak consumer spending and soft inflation will keep the Federal Reserve on hold as the reality of weak economic growth will continue to bode well for stable to lower interest rates. At this point, we will continue to overweight the higher yielding sectors of the corporate bond market but will endeavor to bring it's maturity and market sector characteristics closer to the primary benchmark as rates continue to improve.

Monetta Government Money Market Fund                 Period ended 6/30/97

Investment Objective:                Income and Capital Preservation
7-Day Yield:                         5.08%
Average Days to Maturity:            48 Days
Total Net Assets:                    $5.2 million

PERFORMANCE:
                                 Average Annual Total Return
                             1 Year       3 Years    Since Incep.
                                            (3/1/93)

Monetta Government
      Money Market Fund        5.09%**     5.26%**         4.57%**
Lipper U.S. Gov't
      Money Market
      Funds Avg.*              4.80%**     4.88%**         4.19%**

[Performance Graph Appears Here]

Measurement Period      Money Market      Lipper
(Fiscal Year Covered)                     Average

3/1/93                  10000.00          10000.00
3/93                    10013.00          10023.00
6/93                    10072.00          10088.00
9/93                    10147.00          10154.00
12/93                   10224.00          10222.00
3/94                    10301.00          10290.00
6/94                    10396.00          10374.00
9/94                    10507.00          10475.00
12/94                   10637.00          10597.00
3/95                    10788.00          10738.00
6/95                    10950.00          10885.00
9/95                    11110.00          11030.00
12/95                   11262.00          11174.00
3/96                    11401.00          11309.00
6/96                    11539.00          11440.00
9/96                    11683.00          11579.00
12/96                   11832.00          11711.00
3/97                    11977.00          11846.00
6/97                    12126.00          11988.00


*Source Lipper Analytical Services, Inc.
**Total returns are net of advisory fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Please refer to footnote on the bottom of page 39. Notes to Financial Statements, for gross returns and expenses.
An investment in the Monetta Government Money Market Fund is neither insured or guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable $1.00 per share net asset value. Please refer to footnote on the bottom of page 2.

PORTFOLIO COMPOSITION:

ALLOCATION:

                         % of Net Assets

U.S. Treasuries                        61.7%
Government Agencies                    38.4%
      Total Investments               100.1%
Other Assets & Liabilities            (0.1)%
Total                                 100.0%

COMMENTARY:

For the six months ending 6/30/97, the Government Money market Fund posted a return of 2.49%. The Fund was ranked 16 of 115 comparable funds as measured by Lipper Analytical Services. The average return of the Lipper U.S. Government Fund category was 2.37%. As of 6/30/97, the Fund's 7-day yield was 5.08% versus a first quarter yield of 4.96%.

Money market yields remained reasonably steady over the past six months despite a bump in the road at the end of March when the Federal Reserve raised the discount rate 25 basis points. During the past two quarters the Fund maintained an average maturity of 72 days. This was slightly longer than the average government money fund in an effort to lock in yields in a perceived declining interest rate environment. Going forward, we anticipate no major change in it's investment stance. We believe the economy will maintain a moderate growth path with diminishing inflation risk.

Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

COMMON STOCKS - 91.3%
   Consumer Related - 28.1%                           $44,564

Broadcasting/Cable TV - 2.7%
     *30,000   Chancellor Corp                        $1,200
     *50,000   Metro Networks, Inc.                   1,213
     *45,000   SFX Broadcasting, Inc. -CL A           1,898
                                                      4,311

Food Processing - 0.7%
     *40,000   Morningstar Group, Inc.                1,175

Restaurants/Lodging - 6.2%
      70,000   Innkeepers USA Trust                   1,050
     *55,000   Landry's Seafood Restaurants           1,265
     *65,000   Logan's Roadhouse, Inc.                1,544
     *40,000   Lone Star Steakhouse                   1,040
     *40,000   Outback Steakhouse, Inc.               967
      50,000   Patriot American Hospitality           1,275
     *20,000   Rainforest Cafe                        507
     *50,000   Rare Hospitality Int'l, Inc.           619
     *30,000   Roadhouse Grill, Inc.                  180
     *50,000   Showbiz Pizza Time, Inc.               1,319
                                                      9,766

Retail Manufacturers & Distribution - 3.5%
     *50,000   Galey & Lord, Inc.                     938
     *40,000   Hirsch Int'l Corp-A                    890
     *50,000   Home Products Int'l, Inc.              494
      *6,700   Polo Ralph Lauren Corp                 183
     *80,000   Quaker Fabric Corp                     1,320
     *23,000   Triangle Pacific Corp                  736
      30,000   Wolverine World Wide, Inc.             911
                                                      5,472

Retail Trades - 9.0%
     *40,000   Ann Taylor Stores                      780
      25,000   Central Parking Corp                   870
     *50,000   Dominick's Supermarkets, Inc.          1,331
   *50,000   Dress Barn, Inc. 975
     *75,000   Furniture Brands Int'l                 1,453
     *50,000   Goody's Family Clothing, Inc.          1,369
     *40,000   Guitar Center, Inc.                    675
     *50,000   Hibbett Sporting Goods, Inc.           900
     *50,000   Just for Feet, Inc.                    872
      30,000   Ross Stores, Inc.                      981
     *50,000   Stage Stores, Inc.                     1,306
     *70,000   The Buckle, Inc.                       1,610
     *80,000   Vans, Inc.                             1,210
                                                      14,332
Miscellaneous - 6.0%
     *50,000   American Business Info                 1,087
    *100,000   American Eco Corp                      843
     *60,000   CKS Group, Inc.                        2,025
     *40,000   Consolidated Graphics, Inc.            1,670
     *40,100   Maximus, Inc.                          717
    *100,000   May & Speh, Inc.                       1,350
     *30,000   US Office Products Co.                 917
     *45,000   Warrantech Corp                        467
     *24,500   Waste Industries, Inc.                 432
                                                      9,508

   Financial Related - 11.3%                          $17,851

Financial Services - 11.3%
     *50,000   Americredit                            $1,050
     *60,000   BA Merchant Services                   1,144
      12,800   Berkley (WR) Corp                      754
      50,000   Capmac Holdings, Inc.                  1,681
      30,000   Excel Realty Trust, Inc.               791


Page 10


    30,000Executive Risk, Inc. 1,560
     *39,500   First Alliance                         1,155
     *35,000   FirstPlus Financial Grp                1,190
     *40,000   First USA Paymentech, Inc.             1,157
      20,000   Frontier Insurance Grp, Inc.           1,295
     *40,000   Golf Trust of America                  1,112
     *14,700   Healthcare Financial Partners          300
      30,000   Horace Mann Educators                  1,470
     *60,000   Imperial Credit Industries             1,234
     *35,000   Life USA Holding, Inc.                 499
     *20,000   Moneygram Payment Systems, Inc.        315
      40,500   United Cos Financial Corp              1,144
                                                      17,851

   Industrial Related - 29.4%                         $46,684

Energy Resources & Services - 4.0%
     *30,000   BJ Services                            $1,609
     *50,000   Houston Exporation Co.                 778
     *80,000   Newpark Resources, Inc.                2,700
    *100,000   Titan Exploration                      1,212
                                                      6,299

Housing - 1.0%
     *43,750   American Homestar Corp                 935
      30,000   T.J. International                     705
                                                      1,640

Industrial & Electronics Products - 18.6%
     *55,000   AFC Cable Systems, Inc.                1,485
     *79,000   Advanced Lighting Techs                1,995
      30,000   Applied Power, Inc.-CL A               1,549
     *60,400   BE Aerospace, Inc.                     1,190
      28,000   BMC Industries, Inc.                   959
     *22,500   Ballantyne of Omaha, Inc.              405
     *25,000   Berg Electronics Corp                  898
      65,000   Chart Industries, Inc.                 1,779
     *35,000   Coherent, Inc.                         1,557
     *40,000   Control Devices, Inc.                  510
      55,000   DT Industries                          1,966
     *60,000   FiberMark, Inc.                        1,252
     *80,000   Foamex Int'l, Inc.                     1,050
     *50,000   Genrad, Inc.                           1,131
     *35,000   JPM Company                            1,247
     *25,000   Lecroy Corp                            922
     *40,000   Mohawk Industries                      910
     *35,000   O'Sullivan Industries                  580
      20,000   Precision Castparts Corp               1,193
     *12,300   SPS Technologies, Inc.                 870
      90,000   Spartech                               1,170
     *50,000   Total Control Products, Inc.           413
     *30,000   Trident Int'l, Inc.                    540
     *20,000   U.S. Filter Corp                       545
     *97,000   WPI Grp, Inc.                          849
     *20,000   Waters Corp                            718
     *40,000   Wyman-Gordon Co.                       1,080
                                                      29,483

Mining/Mineral Resources 0 2.3%
     *75,000   Oregon Metallurical Corp               2,110
     *50,000   Titanium Metals Corp                   1,581
                                                      3,691

Transportation - 2.7%
      29,500   Expeditors Int'l of
                  Washington, Inc.                    837
     *50,000   Kellstrom Industries, Inc.             787
      50,000   Mascotech, Inc.                        1,044
      *5,000   Simon Transportation Svcs              99
     *15,000   Swift Transportation                   443
      40,000   US Freightways Corp                    1,035
                                                      4,245

Page 11


Miscellaneous - 0.8%
     *40,000   Nichols Research Corp                  840
     *18,500   Rental Service Corp                    486
                                                      1,326

   Medical Related - 11.8%                            $18,721

Medical Supplies - 2.6%
      65,000   Ballard Medical Products               $1,304
     *79,200   Graham Field Health                    1,079
      35,000   Meridian Diagnostics, Inc.             293
     *50,000   Safeskin Corp                          1,472
                                                      4,148

Medical Technology - 2.3%
      50,000   ADAC Laboratories                      1,181
     *80,000   Cohr, Inc.                             1,500
     *50,000   OEC Medical Systems, Inc.              891
                                                      3,572

Pharmaceuticals - 4.7%
     *40,000   Applied Analytical Industries          810
    *156,366   Capstone Pharmacy Svcs                 1,700
    *203,000   ChiRex, Inc.                           2,411
     *32,500   Medicis Pharm. -CL A                   1,621
     *40,000   Vivus, Inc.                            953
                                                      7,495

Physician Services - 2.2%
      50,000   Hooper Holmes, Inc.                    1,147
     *50,000   Medquist, Inc.                         1,519
     *80,000   Sheridan Healthcare, Inc.              840
                                                      3,506

   Technology Related - 10.7%                         $16,808

Computer Software & Systems - 1.0%
      *4,600   Great Plains Software, Inc.            $124
     *10,000   Programmer's Paradise, Inc.            95
     *45,400   Smallworldwide PLC                     772
    *101,000   Storage Dimensions, Inc.               555
                                                      1,546

Computer & Office Equipment - 1.4%
     *15,000   Comverse Technology, Inc.              780
      35,000   Norstran, Inc.                         569
     *66,500   Transact Technologies, Inc.            939
                                                      2,288

Semiconductors - 1.8%
     *80,000   Aavid Thermal Technologies             1,650
     *10,000   Advanced Technology Mat.               294
     *30,000   Microchip Tech                         893
                                                      2,837

Telecommunications & Equipment - 6.4%
     *40,000   Anadigics, Inc.                        1,240
     *22,900   Boston Technology, Inc.                677
     *70,000   Brightpoint, Inc.                      2,279
     *38,700   Digital Lightwave, Inc.                339
     *77,000   Electromagnetic Sciences, Inc.         1,348
     *42,400   P-Com, Inc.                            1,399
     *35,850   REMEC, Inc.                            842
     *80,000   RMH Teleservices, Inc.                 600
    *127,000   Transcrypt Int'l, Inc.                 1,413
                                                      10,137
Total Common Stocks
   (Cost $118,391)(a)                                 144,628



Page 12


Variable Demand Notes - 1.3%
   2,131,900   Warner Lambert                         2,132

Commercial Paper - 6.6%
   4,000,000   Merrill Lynch
                  5.530% Due 07/01/97                 4,000
   2,000,000   Philip Morris
                  5.530% Due 07/08/97                 1,998
   2,500,000   Merrill Lynch
                  5.570% Due 07/15/97                 2,494
   2,000,000   Philip Morris
                  5.500% Due 07/22/97                 1,994

Total Commercial Paper                                10,486

Total Short-Term Investments                          12,618

Total Investments - 99.2%
   (Cost $131,009)(a)                                 157,246

Other Assets Less Liabilities - 0.8%                  1,302

Net Assets - 100.0%                                   $158,548

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $28,765 and aggregate gross unrealized depreciation is $2,528, resulting in net unrealized appreciation of $26,237 (in thousands).

See accompanying notes to financial statements

*Non-incoming producing security


Page 13




Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA SMALL-CAP EQUITY FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

COMMON STOCKS - 92.7%
   Consumer Related - 25.2%                           $158

Food Processing - 1.4%
        *300   Morningstar Grp, Inc.                  $9

Restaurants/Lodging - 6.4%
         500   Innkeepers USA Trust                   7
        *700   Landry's Seafood Restaurants           16
        *700   Logan's Roadhouse, Inc.                17
                                                      40

Retail Manufacturers & Distribution - 3.4%
        *800   Home Products Int'l, Inc.              8
        *800   Quaker Fabric Corp                     13
                                                      21

Retail Trades - 10.0%
        *800   Goody's Family Clothing, Inc.          22
        *800   Guitar Center, Inc.                    14
        *500   Hibbett Sporting Goods, Inc.           9
      *1,200   Vans, Inc.                             18
                                                      63

Miscellaneous - 4.0%
        *900   Maximus, Inc.                          16
        *500   Waste Industries, Inc.                 9
                                                      25

   Financial Related - 7.1%                           $44

Financial Services - 7.1%
         300   Capmac Holdings, Inc.                  $10
        *400   FirstPlus Financial Grp                14
        *300   Golf Trust of America                  8
        *600   Healthcare Financial Partners          12
                                                      44

   Industrial Related - 24.9%                         $155

Energy Resources & Services - 3.2%
        *600   Newpark Resources, Inc.                $20

Industrial & Electronics Products - 19.4%
        *500   Advanced Lighting Techs                12
         500   Chart Industries, Inc.                 14
         400   DT Industries                          14
        *750   FiberMark, Inc.                        16
        *700   Genrad, Inc.                           16
        *300   Lecroy Corp                            11
        *200   SPS Technologies, Inc.                 14
         900   Spartech                               12
      *1,500   Total Control Products, Inc.           12
                                                      121

Transportation - 2.3%
        *900   Kellstrom Industries, Inc.             14

   Medical Related - 18.9%                            $118

Medical Supplies - 4.4%
         500   Ballard Medical Products               $10
      *1,300   Graham Field Health                    18
                                                      28

Medical Technology - 4.4%
        *800   Cohr, Inc.                             15
        *700   OEC Medical Systems, Inc.              12
                                                      27

Pharmaceuticals - 7.7%
      *1,400   Capstone Pharmacy Services             15
      *1,100   ChiRex, Inc.                           13
        *400   Medicis Pharm. -CL A                   20
                                                      48


Page 14


Physician Services - 2.4%
        *500   Medquist, Inc.                         15

   Technology Related - 16.6%                         $106

Computer Software & Systems - 4.4%
        *100   Aris Corp                              $2
        *100   Great Plains Software, Inc.            3
        *900   Smallworldwide PLC                     15
      *1,400   Storage Dimensions, Inc.               8
                                                      28

Computer & Office Equipment - 1.8%
        *800   Transact Technologies, Inc.            11

Semiconductors - 4.1%
      *1,000   Aavid Thermal Technologies             21
        *100   Rambus, Inc.                           5
                                                      26

Telecommunications & Equipment - 6.3%
        *500   Electromagnetic Sciences, Inc.         9
        *100   Genesys Telecom Labs, Inc.             3
        *750   REMEC, Inc.                            18
      *1,000   Transcrypt Int'l, Inc.                 11
                                                      41
Total Common Stocks
   (Cost $481)(a)                                     581

Variable Demand Notes - 7.5%
      13,500   Johnson Controls                       14
      33,200   Wisc. Electric Public                  33

Total Variable Demand Notes                           47

Total Investments - 100.2%
   (Cost $528)(a)                                     628

Other Assets Less Liabilities - (0.2)%                (1)

Net Assets - 100%                                     $627

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $107 and aggregate gross unrealized depreciation is $7, resulting in net unrealized appreciation of $100 (in thousands).

See accompanying notes to financial statements.

*Non-incoming producing security


Page 15




Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA MID-CAP EQUITY FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

COMMON STOCKS - 87.6%
   Consumer Related - 29.8%                           $6,083

Food Processing - 5.4%
      12,000   Dean Foods Co.                         $484
     *10,000   Smithfield Foods                       615
                                                      1,099

Restaurants/Lodging - 2.3%
      *8,250   HFS, Inc.                              479

Retail Manufacturers & Distribution - 5.0%
       4,000   Avery Dennison Corp                    160
      15,000   Hasbro, Inc.                           426
      15,000   Ikon Office Solutions, Inc.            374
      *2,000   Polo Ralph Lauren Corp                 55
                                                      1,015

Retail Trades - 13.4%
      10,000   American Stores                        494
      10,000   CVS Corporation                        512
     *17,000   Dominick's Supermarkets, Inc.          453
     *10,000   Fred Meyer, Inc.                       517
       7,500   Nordstrom, Inc.                        368
      *9,000   Proffitt's, Inc.                       395
                                                      2,739
Miscellaneous - 3.7%
     *21,000   Allied Waste Industries, Inc.          365
     *10,000   USA Waste Services, Inc.               386
                                                      751

   Financial Related - 12.8%                          $2,614

Financial Services - 12.8%
     *10,000   BA Merchant Services                   $191
     *25,000   Dime Bancorp, Inc.                     437
       4,500   First Tennessee Nat'l                  216
     *18,000   First USA Paymentech, Inc.             521
      10,000   Green Tree Financial Corp              356
     *10,000   Hartford Life-CL A                     375
     *11,200   Nationwide Financial Svcs              298
      10,000   Roosevelt Financial Grp, Inc.          220
                                                      2,614

   Industrial Related - 33.1%                         $6,738

Energy Resources & Services - 10.6%
     *10,000   BJ Services                            536
     *20,000   Newpark Resources, Inc.                675
     *15,000   Sante Fe Int'l Corp                    510
      10,000   Tidewater, Inc.                        440
                                                      2,161

Housing - 1.9%
      16,000   Oakwood Homes                          384

Industrial & Electronics Products - 12.2%
      10,000   Applied Power Inc. -CL A               516
       9,000   DT Industries                          322
     *17,000   Gulfstream Aerospace Corp              502
      10,000   Harnischfeger Industries, Inc.         415
       8,000   Precision Castparts Corp               477
       9,000   Tri Mas Corp                           253
                                                      2,485

Transportation - 8.4%
      12,000   CNF Transportation, Inc.               387
      19,000   Cooper Tire & Rubber                   418
       4,000   Cummins Engine                         282
      20,000   Mascotech, Inc.                        417
      *6,900   Swift Transportation                   204
                                                      1,708


Page 16



   Medical Related - 4.5%                             $917

Pharmaceuticals - 4.5%
     *10,000   Elan Corp PLC                          $452
     *11,000   Watson Pharm.                          465
                                                      917

   Technology Related - 7.4%                          $1,504

Computer Software & Systems - 1.9%
     *10,000   Sterling Commerce, Inc.                $329
      *9,700   Storage Dimensions, Inc.               53
                                                      382

Computer & Office Equipment - 1.3%
     *15,000   Micron Electronics, Inc.               267

Telecommunications & Equipment - 4.2%
       5,000   Harris Corp.                           420
     *10,000   Newbridge Networks Corp                435
                                                      855
Total Commons Stocks
   (Cost $14,843)(a)                                  17,856

Variable Demand Notes - 3.1%
     431,600   General Mills                          432
     210,400   Warner Lambert                         210
                                                      642

Commercial Paper - 9.3%
     500,000   Merrill Lynch
                  5.550% Due 07/08/97                 499
     400,000   Merrill Lynch
                  5.590% Due 07/17/97                 399
   1,000,000   Philip Morris
                  5.500% Due 07/24/97                 997

Total Commercial Paper                                1,895

Total Short-Term Investments                          2,537

Total Investments - 100.00%
   (Cost $17,380)(a)                                  20,393

Other Assets Less Liabilities                         (4)

Net Assets - 100.0%                                   $20,389

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $3,058 and aggregate gross unrealized depreciation is $45, resulting in net unrealized of $3,013 (in thousands).

See accompanying notes to financial statements

*Non-incoming producing security


Page 17




Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA LARGE-CAP EQUITY FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

COMMON STOCKS - 90.2%
   Consumer Related - 27.5%                           $1,054

Restaurants/Lodging - 1.7%
      *1,100   HFS, Inc.                              $64

Retail Manufacturers & Distribution - 7.9%
       1,200   Eastman Kodak Co.                      92
       1,500   Estee Lauder Companies-CL A            75
       3,000   Ikon Office Solutions, Inc.            75
       1,200   Kimberly-Clark Corp                    60
                                                      302

Retail Trades - 14.2%
       2,200   American Stores                        109
       2,000   CVS Corporation                        102
      *2,500   Costco Companies, Inc.                 82
       1,400   Home Depot, Inc.                       97
      *7,000   Kmart Corp                             86
      *1,500   Safeway, Inc.                          69
                                                      545

Miscellaneous - 3.7%
       2,000   Browning Ferris                        66
      *2,000   USA Waste Services, Inc.               77
                                                      143

   Financial Related - 12.9%                          $495

Financial Services - 12.9%
       2,800   Equitable Companies, Inc.              $93
       1,100   Fleet Financial Grp                    70
       2,000   Green Tree Financial Corp              71
      *2,000   Hartford Life - CL A                   75
       1,000   Household Int'l                        117
      *2,600   Nationwide Financial Svcs              69
                                                      495

   Industrial Related - 32.6%                         $1,248

Chemical - 3.8%
       1,200   DuPont E.I. Denemours                  75
       1,600   Monsanto Corp                          69
                                                      144

Energy Resources & Services - 12.1%
       1,500   Burlington Resources, Inc.             66
       1,000   Coastal Corp                           53
       1,300   Halliburton                            103
      *3,000   Sante Fe Int'l Corp                    102
         700   Schlumberger Ltd.                      88
       2,100   Union Pacific Resources                52
                                                      464

Industrial & Electronics Products - 11.9%
       1,800   Corning, Inc.                          100
       1,300   Crown Cork & Seal, Inc.                69
       1,200   Eaton Corp                             105
       1,600   Harnischfeger Industries, Inc.         66
       1,000   Nucor Corp                             57
       2,500   Westinghouse Electric                  58
                                                      455

Mining/Mineral Resources - 1.8%
         900   Aluminum Company of
                  America                             68

Transportation - 3.0%
       2,200   Boeing Co.                             117

   Medical Related - 2.4%                             $91

Pharmaceuticals - 2.4%
      *2,000   Elan Corp PLC                          $91

   Technology Related - 14.8%                         $565

Computer Software & Systems - 0.3%
      *1,800   Storage Dimensions, Inc.               $10


Page 18



Computer & Office Equipment - 4.5%
      *1,800   EMC Corp/Mass                          70
       1,300   Xerox Corp                             103
                                                      173

Semiconductors - 2.4%
         650   Intel Corp                             92

Telecommunications & Equipment - 7.6%
       1,100   Harris Corp                            92
      *2,000   Newbridge Networks Corp                87
       1,500   Nokia Corp-Sponsored ADR A             111
                                                      290

Total Common Stocks
   (Cost $3,108)(a)                                   3,453

Variable Demand Notes - 10.1%
     191,300   Johnson Controls                       191
     185,800   Warner Lambert                         186
      11,000   Wisc. Electric Public                  11

Total Variable Demand Notes                           388

Total Investments - 100.3%
   (Cost $3,496)(a)                                   3,841

Other Assets Less Liabilities - (0.3)%                (1)

Net Assets - 100.0%                                   $3,840

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $433 and aggregate gross unrealized depreciation is $88, resulting in net unrealized appreciation of $345 (in thousands).

See accompanying notes to financial statements

*Non-income producing security







Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA BALANCED FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

COMMON STOCKS - 62.9%
   Consumer Related - 19.8%                           $1,725

Food Processing - 2.2%
       2,500   Dean Foods Co.                         $101
      *1,500   Smithfield Foods                       92
                                                      193

Restaurants/Lodging - 1.8%
      *1,300   HFS, Inc.                              76
      *3,500   Logan's Roadhouse, Inc.                83
                                                      159

Retail Manufacturers & Distribution - 5.4%
       1,200   Eastman Kodak Co.                      92
       1,500   Estee Lauder Cos. -CL A                75
       3,000   Hasbro, Inc.                           85
       3,200   Ikon Office Solutions, Inc.            80
       1,800   Kimberly-Clark Corp                    90
      *3,000   Quaker Fabric Corp                     49
                                                      471

Retail Trades - 8.2%
       2,000   American Stores                        99
      *2,500   Ann Taylor Stores                      49
       2,200   CVS Corporation                        113
      *2,000   Costco Companies, Inc.                 66
      *2,300   Dominick's Supermarkets, Inc.          61
      *2,000   Fred Meyer, Inc.                       103
       1,000   Home Depot, Inc.                       69
      *7,500   Kmart Corp.                            92
      *4,000   Vans, Inc.                             60
                                                      712

Miscellaneous - 2.2%
      *4,000   Allied Waste Industries, Inc.          70
      *2,500   American Business Info                 54
      *1,700   USA Waste Services, Inc.               66
                                                      190

Page 19



   Financial Related - 7.1%                           $620

Financial Services - 7.1%
      *1,200   BA Merchant Services                   $23
      *3,000   Dime Bancorp, Inc.                     53
       2,500   Equitable Companies, Inc.              83
      *3,000   First USA Paymentech, Inc.             87
         500   Fleet Financial Group                  32
      *3,000   Golf Trust of America                  83
       1,500   Green Tree Financial Corp              53
        *700   Hartford Life-CL A                     26
       1,100   Household Int'l                        129
      *1,900   Nationwide Financial Svcs.             51
                                                      620

   Industrial Related - 23.3%                         $2,017

Chemicals - 0.9%
       1,200   DuPont E.I. Denemours                  75

Energy Resources & Services - 6.8%
      *1,200   BJ Services                            65
       1,100   Halliburton                            87
      *4,000   Newpark Resources, Inc.                135
      *4,000   Sante Fe Int'l Corp                    136
         400   Schlumberger Ltd.                      50
       1,800   Tidewater, Inc.                        79
       1,500   Union Pacific Resources                37
                                                      589

Industrial & Electronics Products - 8.9%
      *1,900   Advanced Lighting Techs                48
         700   Applied Power, Inc. -CL A              36
       1,100   Chart Industries, Inc.                 30
       1,800   Corning, Inc.                          100
         800   Crown Cork & Seal, Inc.                43
       1,800   DT Industries                          64
       1,300   Eaton Corp                             114
      *3,000   Gulfstream Aerospace Corp              89
       1,200   Harnischfeger Industries, Inc.         50
       1,400   Precision Castparts Corp               83
      *4,300   Total Control Products, Inc.           35
      *3,000   WPI Group, Inc.                        26
       2,500   Westinghouse Electric                  58
                                                      776

Mining/Mineral Resources - 0.8%
         900   Aluminum Company of America            68

Transportation - 5.9%
       2,800   Boeing Co.                             149
       3,000   CNF Transportation, Inc.               97
       4,000   Cooper Tire & Rubber                   88
       1,000   Cummmins Engine                        70
       3,500   Mascotech, Inc.                        73
      *1,100   Swift Transportation                   32
                                                      509

   Medical Related - 4.8%                             $423

Medical Technology - 1.0%
      *4,600   Cohr, Inc.                             $86

Pharmaceuticals - 3.2%
      *7,200   ChiRex, Inc.                           85
      *2,000   Elan Corp PLC                          91
      *2,500   Watson Pharm                           106
                                                      282

Physician Services - 0.6%
      *1,800   Medquist, Inc.                         55

   Technology Related - 7.9%                          $688

Computer Software & Systems - 0.9%
        *300   Great Plains Software, inc.            $8
        *900   Sterling Commerce, Inc.                30
      *7,500   Storage Dimensions, Inc.               41
                                                      79


Page 20


Computer & Office Equipment - 1.7%
      *1,200   EMC Corp/Mass                          47
       1,300   Xerox Corp                             102
                                                      149

Semiconductors - 1.1%
         650   Intel Corp                             92

Telecommunication & Equipment - 4.2%
      *2,000   Electromagnetic Sciences, Inc.         35
       1,000   Harris Corp                            84
      *2,200   Newbridge Networks Corp                96
       1,400   Nokia Corp-Sponsored ADR A             103
      *4,500   Transcrypt Int'l, Inc.                 50
                                                      368

Total Common Stocks
   (Cost $4,876)(a)                                   5,473

U.S. Treasury Notes - 23.9%
     100,000   6.000% Due 10/15/99                    100
     775,000   5.750% Due 10/31/00                    763
     450,000   6.500% Due 08/31/01                    452
     300,000   6.375% Due 01/15/02                    300
     220,000   6.250% Due 01/15/03                    218
     100,000   5.750% Due 08/15/03                    97
     150,000   5.875% Due 02/15/04                    145
                                                      2,075

Variable Demand Notes - 2.8%
     241,500   Johnson Controls                       242

Corporate Bonds - 4.6%
     400,000   LCI Int'l, Inc.
                  7.250% Due 06/15/07                 397

Mortgage Obligations - 4.6%
               Greentree Home Impv. Mortg.
                  6.780% Due 06/15/28                 400

Total Investments - 98.8%
   (Cost $7,996)(a)                                   8,587

Other Assets Less Liabilities - 1.2%                  109

Net Assets - 100.0%                                   $8,696

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $696 and aggregate gross unrealized depreciation is $105, resulting in net unrealized appreciation of $591 (in thousands).

See accompanying notes to financial statements

*Non-income producing security

Schedule of Investments
June 30, 1997                                   (unaudited)

MONETTA INTERMEDIATE BOND FUND

                                                      Quoted
Shares or                                             Market
Principal                                             Value
Amount                                                (In Thousands)

Treasury Notes - 49.5%
     200,000   5.500% Due 04/15/00                    196
     125,000   6.750% Due 04/30/00                    127
     300,000   6.250% Due 10/31/01                    299
     100,000   7.500% Due 11/15/01                    104
     200,000   6.375% Due 08/15/02                    200
     200,000   5.750% Due 08/15/03                    193
     200,000   5.875% Due 02/15/04                    194
     200,000   6.500% Due 05/15/05                    200
                                                      1,513

Municipal Taxable Bond - 1.4%
      40,000   Sheboygan, WI TIF #6
                  8.25% Due 03/15/03                  42

Corporate Bonds - 33.2%
      50,000   American Airlines, 8.700%
                  Due 01/15/98                        51
      50,000   Salomon, Inc., 9.375%
                  Due 04/15/98                        51
     100,000   Chase Manhatten Corp, 8.800%
                  Due 02/01/00                        100
     150,000   Int'l Lease Finance, 6.690%
                  Due 04/30/00                        151
      50,000   ADT Operation, 8.250%
                  Due 08/01/00                        52
      50,000   American Standard, 9.875%
                  Due 06/01/01                        53
      50,000   Dayton-Hudson, 9.750%
                  Due 07/01/02                        56
     100,000   IBM Corp., 7.250%
                  Due 11/01/02                        102
     100,000   RJR Nabisco, Inc., 8.625%
                  Due 12/01/02                        103
     100,000   Webb, Del E., 9.750%
                  Due 03/01/03                        101
     100,000   LCI Int'l, Inc., 7.250%
                  Due 06/15/07                        99
                                                      1,015

U.S. Government Agency Obligations - 3.2%
     100,000   Federal Home Loan Bank,
                  6.44% Due 11/8/05                   97

Mortgage Obligations - 0.5%
      15,215   GNMA, 8.50%,
                  Due 07/15/21                        16

Demand Notes - 10.9%
     109,700   American Family                        110
     117,400   Johnson Controls                       117
     105,200   Warner Lambert                         105
                                                      332

Total Investments - 98.7%
   (Cost $3,036)(a)                                   3,015

Other Assets Less Liabilities - 1.3%                  42

Net Assets - 100% $3,057

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $11 and aggregate gross unrealized depreciation is $32, resulting in net unrealized depreciation of $21 (in thousands).

See accompanying notes to financial statements

Schedule of Investments                         (unaudited)
June 30, 1997

MONETTA GOVERNMENT MONEY MARKET FUND


Shares or
Principal                                   Value
Amount                                   (In Thousands)

GOVERNMENT OBLIGATIONS - 61.7%

U.S. Treasury Bills - 61.7%
     490,000   Due 07/03/97                           $490
     575,000   Due 07/24/97                           573
   1,455,000   Due 09/18/97                           1,438
     735,000   Due 11/13/97                           720
                                                      3,221

GOVERNMENT AGENCIES - 38.4%

Federal Farm Credit Discount Note - 22.9%
   1,070,000   Due 07/14/97                           1,068
     130,000   Due 08/06/97                           129
                                                      1,197

Farmer MAC Discount Note - 15.5%
     810,000   Due 07/07/97                           810

Total Investments - 100.1%(a)                         5,228

Other Assets Less Liabilities - (0.1)%                (5)

Net Assets -    100%                                  $5,223

(a) Cost is identical for book and tax purposes.

See accompanying notes to financial statements

Statements of Assets and Liabilities
June 30, 1997 (unaudited)
(In Thousands)

                                                                 Monetta Fund

Assets:
    Investments at market value (cost: $131,009)
      (Note 1)                                                       $157,246

   Cash                                                                    82
   Interest and dividends receivable                                       79
   Receivable for securities sold                                       2,203

Total Assets                                                          159,610

Liabilities:
Payables:
   Custodial bank                                                           0
   Investment advisory fees (Note 2)                                      162
   Investments purchased                                                  690
Accrued expenses                                                          210

Total liabilities                                                       1,062

Net assets                                                           $158,548

Analysis of net assets:
   Paid in capital (b)                                                126,851
   Accumulated undistributed net investment income                         26
   Accumulated undistributed net realized gain (loss)                   5,434
   Net unrealized appreciation (depreciation) on
      investments                                                      26,237

Net assets                                                           $158,548

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 8,950 shares of beneficial interest issued and
outstanding respectively)                                              $17.71



                                                        Small-Cap Equity Fund

Assets:
   Investments at market value (cost: $528)
      (Note 1)                                                           $628
   Cash                                                                   (a)
   Interest and dividends receivable                                      (a)
   Receivable for securities sold                                           0

Total Assets                                                              628

Liabilities:
Payables:
   Custodial bank                                                           0
   Investment advisory fees (Note 2)                                        0
   Investments purchased                                                    0
Accrued expenses                                                            1

Total liabilities                                                           1

Net assets                                                               $627

Analysis of net assets:
   Paid in capital (b)                                                    534
   Accumulated undistributed net investment income                        (1)
   Accumulated undistributed net realized gain (loss)                     (6)
   Net unrealized appreciation (depreciation) on
      investments                                                         100

Net assets                                                               $627

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 53.06 shares of beneficial interest issued and
outstanding respectively)                                              $11.82




                                                          Mid-Cap Equity Fund

Assets:
   Investments at market value (cost: $17,380)
      (Note 1)                                                        $20,393
   Cash                                                                    21
   Interest and dividends receivable                                       14
   Receivable for securities sold                                           0

Total Assets                                                           20,428

Liabilities:
Payables:
   Custodial bank                                                           0
   Investment advisory fees (Note 2)                                       12
   Investments purchased                                                    0
Accrued expenses                                                           27

Total liabilities                                                          39

Net assets                                                            $20,389

Analysis of net assets:
   Paid in capital (b)                                                 14,727
   Accumulated undistributed net investment income                       (14)
   Accumulated undistributed net realized gain (loss)                   2,663
   Net unrealized appreciation (depreciation) on
      investments                                                       3,013

Net assets                                                            $20,389

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 1,213.8 shares of beneficial interest issued and
outstanding respectively)                                              $16.80

                                                        Large-Cap Equity Fund

Assets:
   Investments at market value (cost: $3,496)
      (Note 1)                                                         $3,841
   Cash                                                                     2
   Interest and dividends receivable                                        6
   Receivable for securities sold                                           0

Total Assets                                                            3,849

Liabilities:
Payables:
   Custodial bank                                                           0
   Investment advisory fees (Note 2)                                        2
   Investments purchased                                                    0
Accrued expenses                                                            7

Total liabilities                                                           9

Net assets                                                             $3,840

Analysis of net assets:
   Paid in capital (b)                                                  3,182
   Accumulated undistributed net investment income                          3
   Accumulated undistributed net realized gain (loss)                     310
   Net unrealized appreciation (depreciation) on
      investments                                                         345

Net assets                                                             $3,840

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 271.5 shares of beneficial interest issued and
outstanding respectively)                                              $14.14





                                                                Balanced Fund

Assets:
   Investments at market value (cost: $7,996)
      (Note 1)                                                         $8,587
   Cash                                                                     0
   Interest and dividends receivable                                       43
   Receivable for securities sold                                          86

Total Assets                                                            8,716

Liabilities:
Payables:
   Custodial bank                                                           5
   Investment advisory fees (Note 2)                                        3
   Investments purchased                                                    0
Accrued expenses                                                           12

Total liabilities                                                          20

Net assets                                                             $8,696

Analysis of net assets:
   Paid in capital (b)                                                  8,009
   Accumulated undistributed net investment income                          6
   Accumulated undistributed net realized gain (loss)                      90
   Net unrealized appreciation (depreciation) on
      investments                                                         591

Net assets                                                             $8,696

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 632.5 shares of beneficial interest issued and
outstanding respectively)                                              $13.75






                                                       Intermediate Bond Fund

Assets:
   Investments at market value (cost: $3,036)
      (Note 1)                                                         $3,015
   Cash                                                                     0
   Interest and dividends receivable                                       47
   Receivable for securities sold                                           0

Total Assets                                                            3,062

Liabilities:
Payables:
   Custodial bank                                                           2
   Investment advisory fees (Note 2)                                      (a)
   Investments purchased                                                    0
Accrued expenses                                                            3

Total liabilities                                                           5

Net assets                                                             $3,057

Analysis of net assets:
   Paid in capital (b)                                                  3,067
   Accumulated undistributed net investment income                          2
   Accumulated undistributed net realized gain (loss)                       9
   Net unrealized appreciation (depreciation) on
      investments                                                        (21)

Net assets                                                             $3,057

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 298.8 shares of beneficial interest issued and
outstanding respectively)                                              $10.23




                                                 Government Money Market Fund

Assets:
   Investments at market value (cost: $5,228)
      (Note 1)                                                         $5,228
   Cash                                                                     0
   Interest and dividends receivable                                        0
   Receivable for securities sold                                           0

Total Assets                                                            5,228

Liabilities:
Payables:
   Custodial bank                                                         (a)
   Investment advisory fees (Note 2)                                        0
   Investments purchased                                                    0
Accrued expenses                                                            5

Total liabilities                                                           5

Net assets                                                             $5,223

Analysis of net assets:
   Paid in capital (b)                                                  5,223
   Accumulated undistributed net investment income                          0
   Accumulated undistributed net realized gain (loss)                       0
   Net unrealized appreciation (depreciation) on
      investments                                                           0

Net assets                                                             $5,223

Net asset value, offering price, and redemption
price per share(13,351.9 shares of capital stock
and 5,223 shares of beneficial interest issued and
outstanding respectively)                                               $1.00


See accompanying notes to financial statements
(a)  Rounds to less than $1,000
(b) Amount for Monetta Fund represents $89 of $0.01 par value and $126,762 of additional paid in capital, 100 million shares are authorized. Each fund of Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.


Page 25





Statements of Operations
Six Months Ended June 30, 1997 (unaudited)
(In Thousands)

                                                                 Monetta Fund

Investment income and expenses:
Investment income:
   Interest                                                              $520
   Dividend                                                               234
   Miscellaneous income                                                   556

Total investment income                                                 1,310

Expenses:
   Investment advisory fee (Note 2)                                       830
   Distribution expense                                                     0
   Custodial fees and bank cash management fee                             29
   Transfer and shareholder servicing agent fee                           425
   Other                                                                    0

Total expenses                                                          1,284
   Expenses waived and reimbursed                                           0

Expenses net of waived and reimbursed expenses                          1,284

Net investment income (loss)                                               26

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                113,488
   Cost of securities sold                                            104,998

Net realized gain (loss) on investments                                 8,490

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                 18,128
   End of period                                                       26,237

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                        8,109

Net realized and unrealized gain (loss) on investments                 16,599

Net increase in net assets from operations                            $16,625




                                                        Small-Cap Equity Fund

Investment income and expenses:
Investment income:
   Interest                                                                $2
   Dividend                                                               (a)
   Miscellaneous income                                                     0

Total investment income                                                     2

Expenses:
   Investment advisory fee (Note 2)                                         1
   Distribution expense                                                   (a)
   Custodial fees and bank cash management fee                              1
   Transfer and shareholder servicing agent fee                             1
   Other                                                                    0

Total expenses                                                              3
   Expenses waived and reimbursed                                           0

Expenses net of waived and reimbursed expenses                              3

Net investment income (loss)                                              (1)

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                     79
   Cost of securities sold                                                 85

Net realized gain (loss) on investments                                   (6)

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                      0
   End of period                                                          100

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                          100

Net realized and unrealized gain (loss) on investments                     94

Net increase in net assets from operations                                $93




                                                          Mid-Cap Equity Fund

Investment income and expenses:
Investment income:
   Interest                                                               $40
   Dividend                                                                55
   Miscellaneous income                                                     1

Total investment income                                                    96

Expenses:
   Investment advisory fee (Note 2)                                        70
   Distribution expense                                                    19
   Custodial fees and bank cash management fee                              5
   Transfer and shareholder servicing agent fee                            18
   Other                                                                    0

Total expenses                                                            112
   Expenses waived and reimbursed                                           0

Expenses net of waived and reimbursed expenses                            112

Net investment income (loss)                                             (16)

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                 12,884
   Cost of securities sold                                             10,389

Net realized gain (loss) on investments                                 2,495

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                  3,183
   End of period                                                        3,013

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                        (170)

Net realized and unrealized gain (loss) on investments                  2,325

Net increase in net assets from operations                             $2,309


Page 26



                                                        Large-Cap Equity Fund

Investment income and expenses:
Investment income:
   Interest                                                               $11
   Dividend                                                                16
   Miscellaneous income                                                     0

Total investment income                                                    27

Expenses:
   Investment advisory fee (Note 2)                                        12
   Distribution expense                                                     4
   Custodial fees and bank cash management fee                              3
   Transfer and shareholder servicing agent fee                             6
   Other                                                                  (a)

Total expenses                                                             25
   Expenses waived and reimbursed                                           0

Expenses net of waived and reimbursed expenses                             25

Net investment income (loss)                                                2

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                  1,734
   Cost of securities sold                                              1,436

Net realized gain (loss) on investments                                   298

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                    210
   End of period                                                          345

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                         135

Net realized and unrealized gain (loss) on investments                    433

Net increase in net assets from operations                               $435




                                                                Balanced Fund

Investment income and expenses:
Investment income:
   Interest                                                               $76
   Dividend                                                                14
   Miscellaneous income                                                   (a)

Total investment income                                                    90

Expenses:
   Investment advisory fee (Note 2)                                        12
   Distribution expense                                                     7
   Custodial fees and bank cash management fee                              5
   Transfer and shareholder servicing agent fee                             9
   Other                                                                  (a)

Total expenses                                                             33
   Expenses waived and reimbursed                                           0

Expenses net of waived and reimbursed expenses                             33

Net investment income (loss)                                               57

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                  2,208
   Cost of securities sold                                              2,129

Net realized gain (loss) on investments                                    79

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                    115
   End of period                                                          591

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                          476

Net realized and unrealized gain (loss) on investments                    555

Net increase in net assets from operations                               $612



                                                       Intermediate Bond Fund

Investment income and expenses:
Investment income:
   Interest                                                               $94
   Dividend                                                                 0
   Miscellaneous income                                                     0

Total investment income                                                    94

Expenses:
   Investment advisory fee (Note 2)                                         6
   Distribution expense                                                     3
   Custodial fees and bank cash management fee                              1
   Transfer and shareholder servicing agent fee                             2
   Other                                                                    0

Total expenses                                                             12
   Expenses waived and reimbursed                                         (3)

Expenses net of waived and reimbursed expenses                              9

Net investment income (loss)                                               85

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                    858
   Cost of securities sold                                                845

Net realized gain (loss) on investments                                    13

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                     13
   End of period                                                           21

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                          (8)

Net realized and unrealized gain (loss) on investments                      5

Net increase in net assets from operations                                $90



                                                 Government Money Market Fund

Investment income and expenses:
Investment income:
   Interest                                                              $153
   Dividend                                                                 0
   Miscellaneous income                                                   (a)

Total investment income                                                   153

Expenses:
   Investment advisory fee (Note 2)                                         8
   Distribution expense                                                     2
   Custodial fees and bank cash management fee                              1
   Transfer and shareholder servicing agent fee                            10
   Other                                                                    0

Total expenses                                                             21
   Expenses waived and reimbursed                                        (11)

Expenses net of waived and reimbursed expenses                             10

Net investment income (loss)                                              143

Realized and unrealized gain (loss) on investments:
Realized gains (loss) on investments:
   Proceeds from sales                                                 12,903
   Cost of securities sold                                             12,903

Net realized gain (loss) on investments                                     0

Net unrealized appreciation (depreciation) on investment:
   Beginning of period                                                      0
   End of period                                                            0

Net change in net unrealized appreciation/depreciation on investments during the period
                                                                            0

Net realized and unrealized gain (loss) on investments                      0

Net increase in net assets from operations                               $143

*For period from 2/1/97 through 6/30/97

See accompanying notes to financial statements

(a) Rounds to less than $1,000


Page 27




Statements of Changes in Net Assets
Six Months Ended June 30, 1997 (unaudited) & Year Ended December 31, 1996 (In Thousands)

                                                                 Monetta Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                          $26          (1,489)
   Net realized gain (loss) on investments             8,490          (1,995)
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                       8,109            8,722

Net increase (decrease) in net assets
      from operations                                 16,625            5,238
   Distribution from net investment income                 0                0
   Distribution in excess of net investment
      income                                               0                0
   Distribution from net realized gains
      on securities                                        0                0

Increase (decrease) in net assets
      from investment activities                      16,625            5,238

From capital transactions (Note 3):

Proceeds from shares sold                              4,004           19,940
Net asset value of shares issued through
   dividend reinvestment                                   0              (a)
Cost of shares repurchased                          (73,598)        (176,381)

Increase (decrease) in net assets
   from capital transactions                        (69,594)        (156,441)

Total increase (decrease) in net assets             (52,969)        (151,203)

Net assets at beginning of period                    211,517          362,720


Net assets at end of period*                        $158,548         $211,517




                                                        Small-Cap Equity Fund

From investments activities:                                           1997**

Operations:
   Net investment income (loss)                                          $(1)
   Net realized gain (loss) on investments                                (6)
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                                          100

Net increase (decrease) in net assets
      from operations                                                      93
   Distribution from net investment income                                  0
   Distribution in excess of net investment
      income                                                                0
   Distribution from net realized gains
      on securities                                                         0

Increase (decrease) in net assets
      from investment activities                                           93

From capital transactions (Note 3):

Proceeds from shares sold                                                 557
Net asset value of shares issued through
   dividend reinvestment                                                    0
Cost of shares repurchased                                               (23)

Increase (decrease) in net assets
   from capital transactions                                              534

Total increase (decrease) in net assets                                   627

Net assets at beginning of period                                           0

Net assets at end of period*                                             $627



                                                          Mid-Cap Equity Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                        $(16)              $52
   Net realized gain (loss) on investments             2,495              423
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                       (170)            2,890

Net increase (decrease) in net assets
      from operations                                  2,309            3,365
   Distribution from net investment income                 0             (52)
   Distribution in excess of net investment
      income                                               0                0
   Distribution from net realized gains
      on securities                                        0                0

Increase (decrease) in net assets
      from investment activities                       2,309            3,313

From capital transactions (Note 3):

Proceeds from shares sold                              3,047            5,820
Net asset value of shares issued through
   dividend reinvestment                                   0               50
Cost of shares repurchased                           (2,305)          (6,061)

Increase (decrease) in net assets
   from capital transactions                             742            (191)

Total increase (decrease) in net assets                3,051            3,122

Net assets at beginning of period                     17,338           14,216

Net assets at end of period*                         $20,389          $17,338

Page 28


                                                        Large-Cap Equity Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                           $2                5
   Net realized gain (loss) on investments               298              160
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                         135              147

Net increase (decrease) in net assets
      from operations                                    435              312
   Distribution from net investment income                 0              (4)
   Distribution in excess of net investment
      income                                               0                0
   Distribution from net realized gains
      on securities                                        0            (141)

Increase (decrease) in net assets
      from investment activities                         435              167

From capital transactions (Note 3):

Proceeds from shares sold                              1,712            1,496
Net asset value of shares issued through
   dividend reinvestment                                   0              144
Cost of shares repurchased                             (595)            (591)

Increase (decrease) in net assets
   from capital transactions                           1,117            1,049

Total increase (decrease) in net assets                1,552            1,216

Net assets at beginning of period                      2,288            1,072

Net assets at end of period*                          $3,840           $2,288




                                                                Balanced Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                          $57               13
   Net realized gain (loss) on investments                79               76
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                         476               94

Net increase (decrease) in net assets
      from operations                                    612              183
   Distribution from net investment income              (52)             (13)
   Distribution in excess of net investment
      income                                               0                0
   Distribution from net realized gains
      on securities                                        0             (61)

Increase (decrease) in net assets
      from investment activities                         560              109

From capital transactions (Note 3):

Proceeds from shares sold                              6,375            1,941
Net asset value of shares issued through
   dividend reinvestment                                  38               72
Cost of shares repurchased                             (613)            (196)

Increase (decrease) in net assets
   from capital transactions                           5,800            1,817

Total increase (decrease) in net assets                6,360            1,926

Net assets at beginning of period                      2,336              410

Net assets at end of period*                          $8,696           $2,336




                                                       Intermediate Bond Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                          $85              190
   Net realized gain (loss) on investments                13              (4)
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                         (8)              (4)

Net increase (decrease) in net assets
      from operations                                     90              182
   Distribution from net investment income              (84)            (190)
   Distribution in excess of net investment
      income                                               0             (17)
   Distribution from net realized gains
      on securities                                        0                0

Increase (decrease) in net assets
      from investment activities                           6             (25)

From capital transactions (Note 3):

Proceeds from shares sold                                390              653
Net asset value of shares issued through
   dividend reinvestment                                  73              175
Cost of shares repurchased                             (181)          (1,623)

Increase (decrease) in net assets
   from capital transactions                             282            (795)

Total increase (decrease) in net assets                  288            (820)

Net assets at beginning of period                      2,769            3,589

Net assets at end of period*                          $3,057           $2,769




                                                 Government Money Market Fund

From investments activities:                            1997             1996

Operations:
   Net investment income (loss)                         $143            0$292
   Net realized gain (loss) on investments                 0                0
   Net change in net unrealized appreciation
      (depreciation) on investments during
      the period                                           0                0

Net increase (decrease) in net assets
      from operations                                    143              292
   Distribution from net investment income             (143)            (292)
   Distribution in excess of net investment
      income                                               0                0
   Distribution from net realized gains
      on securities                                        0                0

Increase (decrease) in net assets
      from investment activities                           0                0

From capital transactions (Note 3):

Proceeds from shares sold                              3,336           15,949
Net asset value of shares issued through
   dividend reinvestment                                 132              268
Cost of shares repurchased                           (4,477)         (14,378)

Increase (decrease) in net assets
   from capital transactions                         (1,009)            1,839

Total increase (decrease) in net assets              (1,009)            1,839

Net assets at beginning of period                      6,232            4,393

Net assets at end of period*                          $5,223           $6,232


See accompanying notes to financial statements

(a)  Rounds to less than $1,000
* Including undistributed net investment income of $1 thousand for the Mid-Cap Equity Fund at December 31, 1996.

** For period from 2/1/97 through 6/30/97

Notes to Financial Statements
June 30, 1997

1.    SIGNIFICANT ACCOUNTING POLICIES:
      Monetta Fund, Inc. ("Monetta Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund generally invests in companies with a market capitalization range of $50 million to $1 billion.

      Monetta Trust ("the Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The following funds are series of the Trust:

Small-Cap Equity Fund. The primary objective of this fund is capital appreciation. The Fund typically invests in companies with a market capitalization of less than $1 billion.

Mid-Cap Equity Fund. The primary objective of this fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $5 billion.

Large-Cap Equity Fund. The primary objective of this fund is to seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies with market capitalization of greater than $5 billion.

Balanced Fund. The objective of this fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

Intermediate Bond Fund. The objective of this fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

Government Money Market Fund. The primary objective of this fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

      Monetta Family of Funds is comprised of Monetta Fund, Inc. and each of the Trust Series and are collectively referred to as the "Funds". The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles:

(a)   Securities Valuation
Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NADSAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and asked prices. Short-term securities, including all securities held by the Government Money Market Fund, are stated at amortized cost, which is substantially equivalent to market value.

      (b)   Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

      (c)   Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, Monetta Fund and the Intermediate Bond Fund had accumulated capital loss carry forward for tax purposes of $2,873,526 and $3,497 respectively, which will expire on December 31, 2004. Net realized losses of the funds may differ for financial statements and tax purposes because of the deferral of post October 31 losses and wash sale losses for tax purposes.

      (d)   General
Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond Discount/Premium is amortized on a straight line basis over the life of each applicable security.

      (e)   Distributions of incomes and gains
Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-tern capital gains under generally accepted accounting principles and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ. These differences are permanent in nature, and may result in distributions in excess of book basis net investment income for certain periods.

For the Monetta Fund, a permanent book and tax differences of $1,489,412 due to the net operating loss for 1996 has been reclassified from accumulated undistributed net investment income to paid in capital.

For the year ended December 31, 1996, Monetta Trust Large-Cap Equity Fund paid long-term capital gains of $5,155.

2.    RELATED PARTIES:
      Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment advisor, Monetta Financial Services, Inc. "Advisor". For six months ended June 30, 1997 remuneration required to be paid to all interested director or trustee has been absorbed by the Advisor. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

      Each Fund pays an investment advisory fee to the Advisor, based on that Fund's individual net assets, payable monthly at the annual rate of 1% for Monetta Fund, 0.75% for the Small-Cap, Mid-Cap and Large-Cap Equity Fund; 0.40% for Balanced Fund; 0.35% for Intermediate Bond Fund and 0.25% for the Government Money Market Fund. From these fees the Advisor pays all the Fund's ordinary operating expenses other than the advisory fee, distribution charges (trust only) and charges of the Fund's custodian and transfer agent.
Investment advisory fees waived for the six month period ended June 30, 1997 for the Intermediate Bond Fund were $3,557 of total fees of $5,583. Investment advisory fees waived and expenses paid by the Advisor through June 30, 1997 for the Government Money Market Fund were $7,753 and $535 respectively. Additionally, brokerage commissions of $7,750 and $750 were paid by the Monetta Fund and the Mid-Cap Equity Fund respectively to Monetta Investment Services, L.L.C. (formerly Monetta Brokerage, Inc.) during the six months ended June 30, 1997.

                                                      Shares Owned
                                                      by the Advisor

                                                Shares              % of Fund
Mid-Cap Fund                                     7,368                   0.6%
Large-Cap Fund                                  11,048                   4.1%
Balanced Fund                                   55,437                   8.8%
Intermediate Bond Fund                          76,191                  25.5%
Government Money Market Fund                   528,567                  10.1%

3.    CAPITAL STOCK AND SHARE UNITS:
      There are 100,000,000 shares of $0.01 par value capital stock authorized for Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.

                                                               Small-Cap
                                               Monetta            Equity
                                                  Fund              Fund
(In Thousands)

1996 Beginning shares                           23,265

Shares sold                                      1,270
Shares issued upon dividend
   reinvestment                                      0
Shares redeemed                               (11,183)

Net increase (decrease) in
   shares outstanding                          (9,913)

1997 Beginning shares                           13,352

Shares sold                                        252                55
Shares issued upon dividend
   reinvestment                                      0                 0
Shares redeemed                                (4,654)               (2)

Net increase (decrease) in
   shares outstanding                          (4,402)                53

Ending shares                                    8,950                53



                                               Mid-Cap         Large-Cap
                                                Equity            Equity
                                                  Fund              Fund
(In Thousands)

1996 Beginning shares                            1,188               101

Shares sold                                        436               123
Shares issued upon dividend
   reinvestment                                      3                12
Shares redeemed                                  (457)              (49)

Net increase (decrease) in
   shares outstanding                             (18)                86

1997 Beginning shares                            1,170               187

Shares sold                                        195               131
Shares issued upon dividend
   reinvestment                                      0                 0
Shares redeemed                                  (151)              (46)

Net increase (decrease) in
   shares outstanding                               44                85

Ending shares                                    1,214               272



                                                            Intermediate
                                              Balanced              Bond
                                                  Fund              Fund
(In Thousands)

1996 Beginning shares                               39               350

Shares sold                                        157                64
Shares issued upon dividend
   reinvestment                                      6                17
Shares redeemed                                   (17)             (160)

Net increase (decrease) in
   shares outstanding                              146              (79)

1997 Beginning shares                              185               271

Shares sold                                        491                38
Shares issued upon dividend
   reinvestment                                      3                 7
Shares redeemed                                   (46)              (17)

Net increase (decrease) in
   shares outstanding                              448                28

Ending shares                                      633               299



                                            Government
                                          Money Market
                                                  Fund
(In Thousands)

1996 Beginning shares                            4,393

Shares sold                                     15,949
Shares issued upon dividend
   reinvestment                                    268
Shares redeemed                               (14,378)

Net increase (decrease) in
   shares outstanding                            1,839

1997 Beginning shares                            6,232

Shares sold                                      3,336
Shares issued upon dividend
   reinvestment                                    132
Shares redeemed                                (4,477)

Net increase (decrease) in
   shares outstanding                          (1,009)

Ending shares                                    5,223


4.    PURCHASES AND SALES OF INVESTMENT SECURITIES:
      The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1997 excluding short-term securities were: Monetta Fund $113,488,036 and $60,203,236; Small-Cap Fund $78,738 and $565,410; Mid-Cap Fund
$12,883,672 and $11,691,831; Large-Cap Fund $1,734,087 and $2,761,927; Balanced
Fund $220,758 and $7,827,088; and Intermediate Bond Fund $857,588 and $1,023,060. The cost of purchases and proceeds from the sales of government securities included in the preceding numbers are as follows: Balanced Fund $400,625 and $2,131,787; and Intermediate Bond Fund $681,790 and $704,320.

5.    DISTRIBUTION PLAN:
      The Trust and its shareholders have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to .25% for the Small-Cap, Mid-Cap, Large-Cap, Balanced, and Intermediate Funds and up to .10% for the Government Money Market Fund are accrued daily. The distributor is Funds Distributor Inc.

6.    FINANCIAL HIGHLIGHTS:

MONETTA FUND
Financial highlights for Monetta Fund for a share of capital stock outstanding throughout the period is presented below:

                                                         1997**        1996

Net asset value at beginning of period                  $15.842     $15.591

Net investment income (loss)                               .002      (.079)

Net realized and unrealized gain
   (loss) on investments                                  1.870        .330

Total from investment operations:                         1.872        .251

Less:
Distributions from net investment
   income                                                     0           0

Distributions in excess of net
   investment income                                          0           0

Distributions from net realized
   gains on securities                                        0           0

Total distributions                                           0           0

Net asset value at end of period                        $17.714     $15.842

Total return                                             11.81%       1.60%

Ratio to average net assets:
   Expenses*                                              1.57%       1.38%
   Net investment income*                                  .02%      (.51)%
   Avg. Comm. Paid - per equity trade(a)                  $.061       $.063
   Portfolio turnover                                     40.8%      204.8%
   Net assets ($ millions)                               $158.5      $211.5



                                                           1995        1994

Net asset value at beginning of period                  $14.515     $15.539

Net investment income (loss)                               .029      (.026)

Net realized and unrealized gain
   (loss) on investments                                  4.075      (.938)

Total from investment operations:                         4.104      (.964)

Less:
Distributions from net investment
   income                                                (.028)           0

Distributions in excess of net
   investment income                                    (3.000)      (.060)

Distributions from net realized
   gains on securities                                        0           0

Total distributions                                     (3.028)      (.060)

Net asset value at end of period                        $15.591     $14.515

Total return                                             28.02%     (6.21)%

Ratio to average net assets:
   Expenses*                                              1.36%       1.35%
   Net investment income*                                  .18%      (.15)%
   Avg. Comm. Paid - per equity trade(a)                    ---         ---
   Portfolio turnover                                    272.0%      191.3%
   Net assets ($ millions)                               $362.7      $364.9



                                                           1993        1992

Net asset value at beginning of period                  $15.992     $15.731

Net investment income (loss)                             (.028)        .006

Net realized and unrealized gain
   (loss) on investments                                   .105        .855

Total from investment operations:                          .077        .861

Less:
Distributions from net investment
   income                                                     0      (.006)

Distributions in excess of net
   investment income                                     (.475)      (.594)

Distributions from net realized
   gains on securities                                   (.055)           0

Total distributions                                      (.530)      (.600)

Net asset value at end of period                        $15.539     $15.992

Total return                                              0.49%       5.49%

Ratio to average net assets:
   Expenses*                                              1.38%       1.45%
   Net investment income*                                (.19)%        .16%
   Avg. Comm. Paid - per equity trade(a)                    ---         ---
   Portfolio turnover                                    226.9%      126.6%
   Net assets ($ millions)                               $524.3      $408.0

                                                           1991        1990

Net asset value at beginning of period                  $10.963     $10.441

Net investment income (loss)                               .081        .103

Net realized and unrealized gain
   (loss) on investments                                  6.037       1.106

Total from investment operations:                         6.118       1.209

Less:
Distributions from net investment
   income                                                (.081)      (.103)

Distributions in excess of net
   investment income                                    (1.208)      (.584)

Distributions from net realized
   gains on securities                                   (.061)           0

Total distributions                                     (1.350)      (.687)

Net asset value at end of period                        $15.731     $10.963

Total return                                             55.90%      11.37%

Ratio to average net assets:
   Expenses*                                              1.42%       1.50%
   Net investment income*                                  .93%       1.09%
   Avg. Comm. Paid - per equity trade(a)                    ---         ---
   Portfolio turnover                                    153.8%      206.5%
   Net assets ($ millions)                                $57.1        $6.1



                                                           1989        1988

Net asset value at beginning of period                   $9.933      $9.649

Net investment income (loss)                               .219        .106

Net realized and unrealized gain
   (loss) on investments                                  1.274       2.158

Total from investment operations:                         1.493       2.264

Less:
Distributions from net investment
   income                                                (.219)      (.106)

Distributions in excess of net
   investment income                                     (.766)     (1.874)

Distributions from net realized
   gains on securities                                        0           0

Total distributions                                      (.985)     (1.980)

Net asset value at end of period                        $10.441      $9.933

Total return                                             15.20%      23.07%

Ratio to average net assets:
   Expenses*                                              1.57%       1.50%
   Net investment income*                                 2.18%        .96%
   Avg. Comm. Paid - per equity trade(a)                    ---         ---
   Portfolio turnover                                    258.4%      170.4%
   Net assets ($ millions)                                 $3.5        $2.6



                                                           1987

Net asset value at beginning of period                   $9.670

Net investment income (loss)                               .113

Net realized and unrealized gain
   (loss) on investments                                   .016

Total from investment operations:                          .129

Less:
Distributions from net investment
   income                                                (.150)

Distributions in excess of net
   investment income                                          0

Distributions from net realized
   gains on securities                                        0

Total distributions                                      (.150)

Net asset value at end of period                         $9.649

Total return                                              1.54%

Ratio to average net assets:
   Expenses*                                              2.31%
   Net investment income*                                 1.33%
   Avg. Comm. Paid - per equity trade(a)                    ---
   Portfolio turnover                                    333.5%
   Net assets ($ millions)                                 $2.1

* If certain expenses had not been assumed by the investment advisor in 1989, the ratios of expenses and net investment income to average net assets would have been 1.83% and 1.92%, respectively.

** Unaudited

(a) Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

The per share ratios are calculated using the weighted average number of shares outstanding during the period.

Notes to Financial Statements
June 30, 1997

Financial highlights for each Fund of the Trust for a share outstanding throughout the period are as follows:

                                                                    Small-Cap
                                                                  Equity Fund
                                                             (Incept. 2/1/97)
                                                                       1997**

Net asset value at beginning of period*                               $10.000

Net investment income                                                  (.031)

Net realized and unrealized gain (loss)on investments                   1.852

Total from investment operations                                        1.821

Less:
   Distributions from net investment income                                 0
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                         0

Net asset value at end of period                                      $11.821

Total return*                                                          18.20%

Ratios to average net assets:
   Expenses                                                             1.84%
   Net investment income                                               (.30)%
   Avg. Comm paid-per equity trade(s)                                    .047
   Portfolio turnover                                                   19.7%
   Net assets ($ thousands)                                              $627

                                                                      Mid-Cap
                                                                  Equity Fund
                                                                       1997**

Net asset value at beginning of period*                               $14.814

Net investment income                                                  (.013)

Net realized and unrealized gain (loss)on investments                   1.997

Total from investment operations                                        1.984

Less:
   Distributions from net investment income                                 0
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                         0

Net asset value at end of period                                      $16.798

Total return*                                                          13.44%

Ratios to average net assets:
   Expenses                                                             1.26%
   Net investment income                                               (.09)%
   Avg. Comm paid-per equity trade(s)                                   $.069
   Portfolio turnover                                                   70.8%
   Net assets ($ thousands)                                           $20,389

                                                                         1996

Net asset value at beginning of period*                               $11.962

Net investment income                                                    .044

Net realized and unrealized gain (loss)on investments                   2.852

Total from investment operations                                        2.896

Less:
   Distributions from net investment income                            (.044)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.044)

Net asset value at end of period                                      $14.814

Total return*                                                          24.20%

Ratios to average net assets:
   Expenses                                                             1.23%
   Net investment income                                                0.32%
   Avg. Comm paid-per equity trade(s)                                   $.066
   Portfolio turnover                                                   93.3%
   Net assets ($ thousands)                                           $17,338

                                                                         1995

Net asset value at beginning of period*                               $12.199

Net investment income                                                    .059

Net realized and unrealized gain (loss)on investments                   2.874

Total from investment operations                                        2.933

Less:
   Distributions from net investment income                            (.050)
   Distributions in excess of net investment income                   (2.990)
   Distributions from net realized gains on securities                 (.130)

Total distributions                                                   (3.170)

Net asset value at end of period                                      $11.962

Total return*                                                          24.54%

Ratios to average net assets:
   Expenses                                                             1.25%
   Net investment income                                                0.44%
   Avg. Comm paid-per equity trade(s)                                     ---
   Portfolio turnover                                                  254.4%
   Net assets ($ thousands)                                           $14,216

                                                                         1994

Net asset value at beginning of period*                               $12.537

Net investment income                                                    .071

Net realized and unrealized gain (loss)on investments                    .193

Total from investment operations                                         .264

Less:
   Distributions from net investment income                            (.069)
   Distributions in excess of net investment income                    (.533)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.602)

Net asset value at end of period                                      $12.199

Total return*                                                           2.17%

Ratios to average net assets:
   Expenses                                                             1.30%
   Net investment income                                                0.57%
   Avg. Comm paid-per equity trade(s)                                     ---
   Portfolio turnover                                                  210.0%
   Net assets ($ thousands)                                           $11,736



                                                                       3/1/93
                                                                      Through
                                                                     12/31/93

Net asset value at beginning of period*                               $10.000

Net investment income                                                    .006

Net realized and unrealized gain (loss)on investments                   3.531

Total from investment operations                                        3.537

Less:
   Distributions from net investment income                              .006
   Distributions in excess of net investment income                      .994
   Distributions from net realized gains on securities                      0

Total distributions                                                     1.000

Net asset value at end of period                                      $12.537

Total return*                                                          35.40%

Ratios to average net assets:
   Expenses                                                             1.12%
   Net investment income                                                0.07%
   Avg. Comm paid-per equity trade(s)                                     ---
   Portfolio turnover                                                  128.1%
   Net assets ($ thousands)                                            $9,841



                                                                    Large-Cap
                                                                  Equity Fund
                                                                       1997**

Net asset value at beginning of period*                               $12.266

Net investment income                                                    .012

Net realized and unrealized gain (loss)on investments                   1.866

Total from investment operations                                        1.878

Less:
   Distributions from net investment income                                 0
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                         0

Net asset value at end of period                                      $14.144

Total return*                                                          15.24%

Ratios to average net assets:
   Expenses                                                             1.52%
   Net investment income                                                 .09%
   Avg. Comm paid-per equity trade(s)                                   $.051
   Portfolio turnover                                                   61.9%
   Net assets ($ thousands)                                            $3,840

                                                                         1996

Net asset value at beginning of period*                               $10.571

Net investment income                                                    .023

Net realized and unrealized gain (loss)on investments                   2.928

Total from investment operations                                        2.951

Less:
   Distributions from net investment income                            (.023)
   Distributions in excess of net investment income                   (1.188)
   Distributions from net realized gains on securities                 (.045)

Total distributions                                                   (1.256)

Net asset value at end of period                                      $12.266

Total return*                                                          28.20%

Ratios to average net assets:
   Expenses                                                             1.51%
   Net investment income                                                0.31%
   Avg. Comm paid-per equity trade(s)                                   $.051
   Portfolio turnover                                                  152.7%
   Net assets ($ thousands)                                            $2,288

                                                                       9/1/95
                                                                      Through
                                                                     12/31/95

Net asset value at beginning of period*                                $10.00

Net investment income                                                    .005

Net realized and unrealized gain (loss)on investments                    .570

Total from investment operations                                         .575

Less:
   Distributions from net investment income                            (.004)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.004)

Net asset value at end of period                                      $10.571

Total return*                                                           5.74%

Ratios to average net assets:
   Expenses                                                             0.69%
   Net investment income                                                0.05%
   Avg. Comm paid-per equity trade(s)                                     ---
   Portfolio turnover                                                   38.2%
   Net assets ($ thousands)                                            $1,072

* Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.

**Unaudited.

(a) Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable.
      This disclosure is not applicable for periods prior to 1996.

      The per share ratios are calculated using the weighted average number of shares outstanding during the period.


Page 37
                                                                Balanced Fund
                                                                       1997**

Net asset value at beginning of period                                $12.643

Net investment income                                                    .124

Net realized and unrealized gain (loss) on investments                  1.094

Total from investment operations                                        1.218

Less:
   Distributions from net investment income                            (.112)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.112)

Net asset value at end of period                                      $13.749

Total return*                                                           9.52%

Ratios to average net assets:
   Expenses - Net                                                       1.09%
   Expenses - Gross (a)                                                   N/A
   Net investment income                                                 .94%
   Net investment income - gross (a)                                      N/A
   Avg. Comm paid-per equity trade (b)                                  $.054
   Portfolio turnover                                                   40.6%
   Net assets ($ thousands)                                            $8,696


                                                                         1996

Net asset value at beginning of period                                $10.605

Net investment income                                                    .132

Net realized and unrealized gain (loss) on investments                  2.598

Total from investment operations                                        2.730

Less:
   Distributions from net investment income                            (.132)
   Distributions in excess of net investment income                    (.560)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.692)

Net asset value at end of period                                      $12.643

Total return*                                                          25.94%

Ratios to average net assets:
   Expenses - Net                                                       1.40%
   Expenses - Gross (a)                                                   N/A
   Net investment income                                                1.54%
   Net investment income - gross (a)                                      N/A
   Avg. Comm paid-per equity trade (b)                                  $.056
   Portfolio turnover                                                  117.8%
   Net assets ($ thousands)                                            $2,336

                                                                       9/1/95
                                                                      Through
                                                                     12/31/95

Net asset value at beginning of period                                $10.000

Net investment income                                                    .009

Net realized and unrealized gain (loss) on investments                   .602

Total from investment operations                                         .611

Less:
   Distributions from net investment income                            (.004)
   Distributions in excess of net investment income                    (.002)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.006)

Net asset value at end of period                                      $10.605

Total return*                                                           6.16%

Ratios to average net assets:
   Expenses - Net                                                       0.91%
   Expenses - Gross (a)                                                   N/A
   Net investment income                                                0.08%
   Net investment income - gross (a)                                      N/A
   Avg. Comm paid-per equity trade (b)                                    ---
   Portfolio turnover                                                   54.8%
   Net assets ($ thousands)                                              $410

Page 38



                                                       Intermediate Bond Fund
                                                                       1997**

Net asset value at beginning of period                                $10.208

Net investment income                                                    .301

Net realized and unrealized gain (loss) on investments                   .015

Total from investment operations                                         .316

Less:
   Distributions from net investment income                            (.295)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.295)

Net asset value at end of period                                      $10.229

Total return*                                                           3.14%

Ratios to average net assets:
   Expenses - Net                                                        .61%
   Expenses - Gross (a)                                                  .85%
   Net investment income                                                2.96%
   Net investment income - gross (a)                                    2.71%
   Avg. Comm paid-per equity trade (b)                                  $.054
   Portfolio turnover                                                   33.6%
   Net assets ($ thousands)                                            $3,057


                                                                         1996

Net asset value at beginning of period                                $10.244

Net investment income                                                    .612

Net realized and unrealized gain (loss) on investments                   .019

Total from investment operations                                         .631

Less:
   Distributions from net investment income                            (.612)
   Distributions in excess of net investment income                    (.055)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.667)

Net asset value at end of period                                      $10.208

Total return*                                                           6.46%

Ratios to average net assets:
   Expenses - Net                                                       0.55%
   Expenses - Gross (a)                                                  .85%
   Net investment income                                                5.75%
   Net investment income - gross (a)                                    5.45%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                   28.9%
   Net assets ($ thousands)                                            $2,769

                                                                         1995

Net asset value at beginning of period                                 $9.624

Net investment income                                                    .655

Net realized and unrealized gain (loss) on investments                   .740

Total from investment operations                                        1.395

Less:
   Distributions from net investment income                            (.655)
   Distributions in excess of net investment income                    (.120)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.775)

Net asset value at end of period                                      $10.244

Total return*                                                          14.84%

Ratios to average net assets:
   Expenses - Net                                                       0.27%
   Expenses - Gross (a)                                                  .75%
   Net investment income                                                5.94%
   Net investment income - gross (a)                                    5.46%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                   75.1%
   Net assets ($ thousands)                                            $3,589

                                                                         1994

Net asset value at beginning of period                                $10.345

Net investment income                                                    .589

Net realized and unrealized gain (loss) on investments                 (.690)

Total from investment operations                                       (.101)

Less:
   Distributions from net investment income                            (.580)
   Distributions in excess of net investment income                    (.040)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.620)

Net asset value at end of period                                       $9.624

Total return*                                                           1.04%

Ratios to average net assets:
   Expenses - Net                                                       0.28%
   Expenses - Gross (a)                                                  .88%
   Net investment income                                                5.94%
   Net investment income - gross (a)                                    5.34%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                   94.5%
   Net assets ($ thousands)                                            $3,010


                                                                       3/5/93
                                                                      Through
                                                                     12/31/93

Net asset value at beginning of period                                $10.000

Net investment income                                                    .357

Net realized and unrealized gain (loss) on investments                   .447

Total from investment operations                                         .804

Less:
   Distributions from net investment income                            (.357)
   Distributions in excess of net investment income                    (.102)
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.459)

Net asset value at end of period                                      $10.345

Total return*                                                           8.17%

Ratios to average net assets:
   Expenses - Net                                                       0.28%
   Expenses - Gross (a)                                                  .75%
   Net investment income                                                4.13%
   Net investment income - gross (a)                                    3.66%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                   32.3%
   Net assets ($ thousands)                                            $2,959



                                                 Government Money Market Fund
                                                                       1997**

Net asset value at beginning of period                                 $1.000

Net investment income                                                    .025

Net realized and unrealized gain (loss) on investments                      0

Total from investment operations                                         .025

Less:
   Distributions from net investment income                            (.025)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.025)

Net asset value at end of period                                       $1.000

Total return*                                                           2.49%

Ratios to average net assets:
   Expenses - Net                                                        .36%
   Expenses - Gross (a)                                                  .73%
   Net investment income                                                 2.5%
   Net investment income - gross (a)                                    2.09%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                     N/A
   Net assets ($ thousands)                                            $5,223


                                                                         1996

Net asset value at beginning of period                                 $1.000

Net investment income                                                    .049

Net realized and unrealized gain (loss) on investments                      0

Total from investment operations                                         .049

Less:
   Distributions from net investment income                            (.049)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.049)

Net asset value at end of period                                       $1.000

Total return*                                                           5.06%

Ratios to average net assets:
   Expenses - Net                                                       0.31%
   Expenses - Gross (a)                                                  .67%
   Net investment income                                                4.95%
   Net investment income - gross (a)                                    4.59%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                     N/A
   Net assets ($ thousands)                                            $6,232

                                                                         1995

Net asset value at beginning of period                                 $1.000

Net investment income                                                    .059

Net realized and unrealized gain (loss) on investments                      0

Total from investment operations                                         .059

Less:
   Distributions from net investment income                            (.059)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.059)

Net asset value at end of period                                       $1.000

Total return*                                                           5.87%

Ratios to average net assets:
   Expenses - Net                                                       0.07%
   Expenses - Gross (a)                                                  .59%
   Net investment income                                                5.69%
   Net investment income - gross (a)                                    5.17%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                     N/A
   Net assets ($ thousands)                                            $4,393

                                                                         1994

Net asset value at beginning of period                                 $1.000

Net investment income                                                    .040

Net realized and unrealized gain (loss) on investments                      0

Total from investment operations                                         .040

Less:
   Distributions from net investment income                            (.040)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.040)

Net asset value at end of period                                       $1.000

Total return*                                                           4.04%

Ratios to average net assets:
   Expenses - Net                                                        0.0%
   Expenses - Gross (a)                                                  .66%
   Net investment income                                                4.04%
   Net investment income - gross (a)                                    3.39%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                     N/A
   Net assets ($ thousands)                                            $3,315

                                                                       3/1/96
                                                                      Through
                                                                     12/31/93

Net asset value at beginning of period                                 $1.000

Net investment income                                                    .023

Net realized and unrealized gain (loss) on investments                      0

Total from investment operations                                         .023

Less:
   Distributions from net investment income                            (.023)
   Distributions in excess of net investment income                         0
   Distributions from net realized gains on securities                      0

Total distributions                                                    (.023)

Net asset value at end of period                                       $1.000

Total return*                                                           2.21%

Ratios to average net assets:
   Expenses - Net                                                       0.03%
   Expenses - Gross (a)                                                  .69%
   Net investment income                                                2.32%
   Net investment income - gross (a)                                    1.66%
   Avg. Comm paid-per equity trade (b)                                    N/A
   Portfolio turnover                                                     N/A
   Net assets ($ thousands)                                            $1,859

*ratios and total return for year of inception are calculated from date of inception to the end of the period.

**unaudited

(a) ratios of expenses and net income adjusted to reflect advisory fees and charges assumed by the investment advisor.

(b) represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

The per share rates are calculated using the weighted average number of shares outstanding during the period.


Page 39





Semi-Annual Report
June 30, 1997

MONETTA FAMILY OF FUNDS

Monetta Fund, Inc.

Monetta Small-Cap Equity Fund

Monetta Mid-Cap Equity Fund

Monetta Large-Cap Equity Fund

Monetta Balanced Fund

Monnetta Intermediate Bond Fund

Monetta Government Money Market Fund



Monetta Funds
1776-A South Naperville Road
Suite 207
Wheaton, Illinois  60187
1-800-MONETTA (666-3882)


Distributed by Funds Distributor, Inc.